ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations

ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
CITI	Citibank, N.A.
CNREPOFIX=CFXS	CNY-Fixing Repo Rate
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
JIBAR	Johannesburg Interbank Average Rate
JPM	JPMorganChase Bank, N.A.
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidatio preference.
PRIBOR	Prague Interbank Offered Rate
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
WIBOR	Warsaw Interbank Offer Rate

Currency abbreviations

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
DKK	Danish krone
DOP	Dominican peso
EGP	Egyptian pound
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungarian forint
IDR	Indonesian rupiah
ILS	Israel new shekel
INR	Indian rupee
ISK	Iceland krona

JPY	Japanese yen
KES	Kenyan shilling
KRW	Korean won
KZT	Kazakhstan tenge
MXN	Mexican peso
MYR	Malaysia ringgit
NOK	Norwegian krone
PEN	Peruvian nuevo sol
PLN	Polish zloty
RON	Romanian leu
SEK	Swedish krona
THB	Thailand baht
TWD	New Taiwan dollar
UGX	Ugandan shilling
USD	U.S. dollar
UZS	Uzbekistani som
VND	Vietnamese dong
ZAR	South African rand
ZMW	Zambian kwacha

Artisan Developing World Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.6%

Brazil - 7.3%
MercadoLibre, Inc. *	303	$193,097
NU Holdings Ltd., Class A *	21,178	79,207

		272,304

China - 29.6%
Aier Eye Hospital Group Co. Ltd., Class A *	6,820	45,613
Bilibili, Inc., ADR *	3,321	85,019
China Tourism Group Duty Free Corp. Ltd., Class A *	1,300	45,251
JD Health International, Inc. *	14,490	113,657
Kanzhun Ltd., ADR *	173	4,539
KE Holdings, Inc., ADR *	4,601	82,588
Kweichow Moutai Co. Ltd., Class A	437	133,400
Meituan, Class B *	8,802	217,828
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,864	87,188
Tencent Holdings Ltd.	3,223	145,566
Wuxi Biologics Cayman, Inc. *	11,335	103,715
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A *	830	44,248

		1,108,612

France - 4.4%
Hermes International	39	43,834
LVMH Moet Hennessy Louis Vuitton SE	199	121,146

		164,980

India - 3.2%
HDFC Bank Ltd., ADR	2,156	118,467

Netherlands - 8.4%
Adyen NV *	133	194,120
ASML Holding NV, NYRS	251	119,418

		313,538

Russia - 0.0%
Yandex NV, Class A *(1)(2)	1,677	—

Singapore - 5.4%
Sea Ltd., ADR *	3,004	200,866

United States - 40.3%
Airbnb, Inc., Class A *	2,165	192,884
Align Technology, Inc. *	330	78,211
Crowdstrike Holdings, Inc., Class A *	1,134	191,209
Estee Lauder Cos., Inc. (The), Class A	338	86,044
Mastercard, Inc., Class A	131	41,286
Netflix, Inc. *	476	83,264
NVIDIA Corp.	1,442	218,663
Snap, Inc., Class A *	10,200	133,930
Unity Software, Inc. *	3,637	133,911
Veeva Systems, Inc., Class A *	805	159,438
Visa, Inc., Class A	958	188,540

		1,507,380

Total common stocks (Cost $3,529,230)		3,686,147

Total investments - 98.6% (Cost $3,529,230)		3,686,147

Other assets less liabilities - 1.4%		52,234

Total net assets - 100.0% #		$3,738,381

Artisan Developing World Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $–, or 0.0% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$653,184	17.7%
Consumer Discretionary	927,697	25.2
Consumer Staples	219,444	6.0
Financials	197,674	5.4
Health Care	518,413	14.1
Information Technology	1,087,147	29.4
Real Estate	82,588	2.2

Total investments	$3,686,147	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CNY	$355,700	9.6%
EUR	359,100	9.7
HKD	580,766	15.8
USD	2,390,581	64.9

Total investments	$3,686,147	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 56.7%

Albania - 1.4%
Republic of Albania 3.50%, 10/9/2025	EUR	300	$282

Angola - 3.3%
Republic of Angola
(ICE LIBOR USD 6 Month + 7.50%), 7.85%, 7/1/2023(4)		$501	498
6.93%, 2/19/2027		207	190

			688

Bahamas - 0.7%
Commonwealth of the Bahamas 5.75%, 1/16/2024		176	152

Brazil - 3.3%
Notas do Tesouro Nacional
10.00%, 1/1/2025	BRL	2,662	455
10.00%, 1/1/2029	BRL	1,355	214

			669

Cameroon - 2.9%
Republic of Cameroon 9.50%, 11/19/2025		600	597

Croatia - 1.0%
Republic of Croatia 2.75%, 1/27/2030	EUR	200	200

Dominican Republic - 7.0%
Dominican Republic Government Bond
8.90%, 2/15/2023	DOP	39,950	725
11.50%, 5/10/2024	DOP	3,700	69
6.88%, 1/29/2026		100	102
9.75%, 6/5/2026	DOP	12,000	213
4.88%, 9/23/2032		300	231
5.30%, 1/21/2041		150	104

			1,444

Egypt - 1.7%
Arab Republic of Egypt 4.75%, 4/11/2025	EUR	400	349

Guatemala - 0.9%
Republic of Guatemala 3.70%, 10/7/2033		250	192

Hungary - 1.0%
Hungary Government Bond 5.25%, 6/16/2029		200	199

Indonesia - 3.4%
Republic of Indonesia 8.25%, 5/15/2036	IDR	9,854,000	697

Iraq - 3.4%
Republic of Iraq
6.75%, 3/9/2023		200	195
5.80%, 1/15/2028		563	505

			700

Ivory Coast - 1.5%
Republic of Cote d’Ivoire 4.88%, 1/30/2032	EUR	400	301

Kazakhstan - 1.0%
Republic of Kazakhstan 1.55%, 11/9/2023	EUR	200	207

Kenya - 0.8%
Republic of Kenya 6.88%, 6/24/2024		$200	167

Macedonia, the Former Yugoslav Republic of - 3.8%
Republic of North Macedonia 5.63%, 7/26/2023	EUR	748	787

Malaysia - 1.0%
Malaysia Government Bond 3.48%, 3/15/2023	MYR	936	213

Mexico - 1.0%
United Mexican States 4.75%, 4/27/2032		220	211

Nigeria - 1.9%
Federal Republic of Nigeria
7.63%, 11/21/2025		271	239
9.25%, 1/21/2049		232	157

			396

Oman - 1.0%
Sultanate of Oman Government Bond 7.38%, 10/28/2032		200	206

Paraguay - 1.9%
Republic of Paraguay
4.63%, 1/25/2023		205	205
6.10%, 8/11/2044		216	188

			393

Romania - 1.7%
Romania Government Bond 3.62%, 5/26/2030	EUR	400	342

Serbia - 0.9%
Republic of Serbia 3.13%, 5/15/2027	EUR	200	183

Tunisia - 0.7%
Tunisian Republic 6.75%, 10/31/2023	EUR	205	148

Turkey - 1.6%
Republic of Turkey 3.25%, 3/23/2023		335	324

Uzbekistan - 5.3%
Republic of Uzbekistan
14.50%, 11/25/2023	UZS	10,000,000	895
4.75%, 2/20/2024		210	200

			1,095

Zambia - 2.6%
Republic of Zambia
11.00%, 6/17/2024	ZMW	4,848	236
10.00%, 6/28/2024	ZMW	4,367	208
10.00%, 9/20/2024	ZMW	1,757	81

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

		525

Total Sovereign Government Bonds (Cost $12,495)		11,667

CORPORATE BONDS - 7.0%

Brazil - 2.1%
Cosan Overseas Ltd. 8.25%, 8/5/2022(1)	$196	195
Unigel Luxembourg SA 8.75%, 10/1/2026	253	250

		445

Chile - 1.0%
ATP Tower Holdings LLC 4.05%, 4/27/2026(2)	245	202

China - 0.5%
CAR, Inc. 9.75%, 3/31/2024	128	106

Colombia - 0.5%
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025	119	102

Czech Republic - 0.5%
Energo-Pro A/S 4.50%, 5/4/2024	100	98

Peru - 1.5%
Inkia Energy Ltd. 5.88%, 11/9/2027	226	207
PetroTal Corp. 12.00%, 2/16/2024	100	101

		308

Spain - 0.9%
EnfraGen Energia Sur SA 5.38%, 12/30/2030	280	189

Total corporate bonds (Cost $1,532)		1,450

	Notional
OPTIONS PURCHASED - 0.0%^

Call Interest Rate Swaptions - 0.0%^
Option to enter into interest rate swap expiring 4/12/2024 to pay 4% and receive 1D SOFR (Cost $4)	196	4

		4

Total Options Purchased (Cost $4)		4

	Principal Amount
SHORT-TERM INVESTMENTS - 33.3%

U.S. TREASURY OBLIGATIONS - 31.1%
U.S. Treasury Bills
0.88%, 07/12/2022(3)	$6,000	5,998
0.98%, 07/26/2022(3)	400	400

Total U.S. Treasury Obligations (Cost $6,399)		6,398

	Shares Held
INVESTMENT COMPANIES - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34%	153	153
Federated Treasury Obligations Fund - Institutional Class, 1.38%	149	149
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.31%	149	149

Total investment companies (Cost $451)		451

Total short-term investments (Cost $6,850)		6,849

Total investments - 97.0% (Cost $20,881)		19,970

Other assets less liabilities - 3.0%		619

Total net assets - 100.0% #		$20,589

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	Perpetual security. The rate reflected was the rate in effect on June 30, 2022. The maturity date reflects the next call date.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Yield to maturity.
(4)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$495	2.5%
Foreign Government Securities	11,667	58.4
Industrials	308	1.5
Materials	251	1.3
Options Purchased	4	0.0^
Utilities	396	2.0
Short-Term Investments	6,849	34.3

Total investments	$19,970	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$669	3.4%
DOP	1,008	5.0
EUR	2,896	14.5
IDR	697	3.5
MYR	213	1.1
USD	13,067	65.4
UZS	895	4.5
ZMW	525	2.6

Total investments	$19,970	100.0%

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KES**	78,000	USD		646	JPM	7/5/2022	$16
USD	473	BRL	**	2,306	CITI	7/5/2022	32
UZS**	567,859	USD		50	JPM	7/13/2022	1 (1)
USD	334	BRL	**	1,756	CITI	8/5/2022	2
EGP**	3,250	USD		168	JPM	8/25/2022	— ^
USD	301	COP	**	1,230,000	CITI	8/29/2022	8
HUF	377,847	EUR		936	SCB	9/2/2022	4
RON	5,965	EUR		1,183	JPM	9/6/2022	6
USD	3,307	EUR		3,087	SCB	9/21/2022	54
USD	638	UGX	**	2,448,670	SCB	10/4/2022	3

Total unrealized appreciation							126

BRL**	2,306	USD		444	CITI	7/5/2022	(3)
KZT**	293,690	USD		654	SCB	7/18/2022	(33)
MXN	17,147	USD		858	SCB	7/28/2022	(9)
PEN**	784	USD		206	CITI	8/15/2022	(3)
EGP**	4,700	USD		245	JPM	8/25/2022	(3)
COP**	1,230,000	USD		307	CITI	8/29/2022	(13)
HUF	60,387	EUR		150	SCB	9/2/2022	— ^
PLN	2,792	EUR		597	SCB	9/6/2022	(11)
EUR	136	USD		146	SCB	9/21/2022	(3)
UGX**	2,448,670	USD		669	JPM	10/4/2022	(34)

Total unrealized depreciation							(112)

Net unrealized appreciation							$14

**	Non-deliverable.
(1)	Valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
Euro-Bobl	(6)	9/8/2022	EUR	$(600)	$1
Euro-Bund	(3)	9/8/2022	EUR	(300)	4
Euro-Schatz	(11)	9/8/2022	EUR	(1,100)	0
U.S. Treasury 2 Year Note	(13)	9/30/2022	USD	(1,300)	11
U.S. Treasury 5 Year Note	(8)	9/30/2022	USD	(800)	(3)
U.S. Treasury 10 Year Note	(14)	9/21/2022	USD	(1,400)	15
U.S. Treasury Long Bond	(2)	9/21/2022	USD	(200)	2

Net unrealized appreciation					$30

Artisan Emerging Markets Debt Opportunities Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps

(Values in thousands)

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	8.55 monthly	Pay	4/2/2027	MXN 13,500		—	(11)	(11)
4 week TIIE monthly	8.65 monthly	Pay	5/17/2032	MXN 8,570		—	(7)	(7)
1 week CNREPOFIX=CFXS quarterly	2.37 quarterly	Pay	4/8/2027	CNY 5,000	**	—	(7)	(7)

						—	(25)	(25)

Total						—	(25)	(25)

**	Non-deliverable.

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Floating Rate Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value

BANK LOANS - 87.2%

Aerospace/Defense - 3.2%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 6/19/2026(1)	$467	$439
TransDigm, Inc. First Lien Term Loan G (ICE LIBOR USD 1 Month + 2.25%), 3.92%, 8/22/2024(1)	1,103	1,062

		1,501

Apparel - 0.5%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 5.10%, 4/28/2028(1)(2)	233	213

Auto Parts & Equipment - 0.6%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.10%, 5/11/2028(1)	332	274

Building Materials - 1.5%
ACProducts Holdings, Inc. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.92%, 5/17/2028 (1)	89	69
(ICE LIBOR USD 3 Month + 4.25%), 6.50%, 5/17/2028 (1)	30	23
CP Atlas Buyer, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 11/23/2027(1)	413	362
PHRG Intermediate LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 6.00%), 7.60%, 12/16/2026(1)	248	238

		692

Chemicals - 1.3%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 12/29/2027(1)	60	52
Diamond BC BV First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.99%, 9/29/2028(1)	119	110
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 6.34%, 6/28/2028 (1)(2)	250	228
(SOFR + 4.75%), 6.86%, 6/28/2028 (1)(2)	250	228

		618

Commercial Services - 12.9%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.92%, 12/21/2028(1)	579	505
Employbridge Holding Co. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 7.00%, 7/19/2028(1)	1,503	1,364
KUEHG Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 2/21/2025(1)	2,417	2,244
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 7.75%), 12.50%, 12/22/2025(1)	514	470
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 5/23/2025(1)	363	345
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.51%, 5/22/2026(1)	315	304
Spin Holdco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.61%, 3/4/2028(1)	174	160
Trans Union LLC First Lien Term Loan B5 (ICE LIBOR USD 1 Month + 1.75%), 3.42%, 11/16/2026(1)	748	704

		6,096

Distribution/Wholesale - 2.0%
BCPE Empire Holdings, Inc. First Lien Term Loan (SOFR + 4.63%), 6.25%, 6/11/2026(1)	998	933

Diversified Financial Services - 5.9%
Advisor Group Holdings, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 4.50%), 6.17%, 7/31/2026(1)	119	113
Edelman Financial Engines Center LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 4/7/2028(1)	641	592
Edelman Financial Engines Center LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.42%, 7/20/2026(1)	1,250	1,138

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

Focus Financial Partners LLC First Lien Term Loan B3 (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 7/3/2024(1)	997	956

		2,799

Entertainment - 0.4%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 4/26/2028(1)	130	123
Lucky Bucks LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 7/30/2027(1)	58	53

		176

Food - 0.2%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 9/23/2027(1)	119	108

Food Service - 2.9%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.00%, 5/15/2028(1)	1,223	1,150
TKC Midco 1 LLC First Lien Term Loan 12.00%, 2/15/2027	187	169

		1,319

Healthcare-Services - 0.4%
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.95%, 8/31/2026(1)	203	189

Household Products/Wares - 2.0%
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.38%, 7/21/2028(1)	1,055	918

Insurance - 11.8%
Acrisure LLC First Lien Term Loan B3 (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 2/15/2027(1)	234	220
Alliant Holdings Intermediate LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 5/9/2025(1)	341	320
AssuredPartners, Inc. First Lien Term Loan (SOFR + 3.50%), 5.03%, 2/12/2027(1)	1,247	1,160
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.17%, 2/12/2027(1)	576	539
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 1/27/2027(1)	740	695
Hub International Ltd. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.21%, 4/25/2025(1)	854	807
IMA Financial Group, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 11/1/2028(1)	274	258
USI, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 5/16/2024(1)	1,508	1,443

		5,442

Internet - 1.5%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 12/6/2027(1)	796	724

Investment Companies - 2.4%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 7.44%, 11/5/2029(1)	1,211	1,130

Leisure Time - 3.3%
Carnival Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.13%, 10/18/2028(1)	582	521
MajorDrive Holdings IV LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.63%, 6/1/2028(1)	119	107
NCL Corp., Ltd. First Lien Term Loan A (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 1/2/2024(1)	971	925

		1,553

Lodging - 0.1%
Jack Ohio Finance LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.42%, 10/4/2028(1)	34	32

Packaging & Containers - 1.1%
Clydesdale Acquisition Holdings, Inc. First Lien Term Loan

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

(SOFR + 4.25%), 5.88%, 4/13/2029(1)	577	538

Pharmaceuticals - 0.5%
Sharp Midco LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 12/31/2028(1)	244	229

Retail - 4.6%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 4/7/2025(1)	863	817
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 7.17%, 9/6/2024(1)	83	82
SRS Distribution, Inc. First Lien Term Loan B
(SOFR + 3.50%), 4.00%, 6/2/2028(1)	998	916
(ICE LIBOR USD 3 Month + 3.50%), 4.02%, 6/2/2028(1)	333	307

		2,122

Software - 18.8%
Applied Systems, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.01%, 9/19/2024(1)	232	222
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.51%, 9/19/2025(1)	118	114
CDK Global, Inc. Term Loan B (SOFR + 4.50%), 6.61%, 6/8/2029(1)	500	471
CommerceHub, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 12/29/2027(1)	497	437
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 12/29/2028(1)	60	51
Epicor Software Corp. First Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 7/30/2027(1)	581	547
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.74%, 6/13/2024(1)	204	183
Loyalty Ventures, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.17%, 11/3/2027(1)	390	303
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 6.55%, 3/1/2029(1)	929	884
Orchid Finco LLC First Lien Term Loan B (SOFR + 4.75%), 7.58%, 7/27/2027(1)	839	814
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 4/24/2028(1)	432	398
Renaissance Holdings Corp. First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.92%, 5/30/2025(1)	233	220
(SOFR + 4.50%), 5.58%, 3/30/2029(1)	1,000	952
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.67%, 5/29/2026(1)	120	111
SS&C Technologies Holdings, Inc. First Lien Term Loan B3 (ICE LIBOR USD 1 Month + 1.75%), 3.42%, 4/16/2025(1)	1,009	956
SS&C Technologies Holdings, Inc. First Lien Term Loan B4 (ICE LIBOR USD 1 Month + 1.75%), 3.42%, 4/16/2025(1)	819	776
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.21%, 5/4/2026(1)	284	265
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 6.21%, 5/3/2027(1)	285	262
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 4/6/2028(1)	991	841

		8,807

Telecommunications - 6.9%
Delta Topco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.84%, 12/1/2027(1)	204	184
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 9.34%, 12/1/2028(1)	75	64
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.75%, 10/4/2028(1)	2,195	2,063

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

Maxar Technologies, Inc. First Lien Term Loan B (SOFR + 4.25%), 5.88%, 6/14/2029(1)	1,000	948

		3,259

Transportation - 2.4%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 6.51%, 8/4/2025(1)	3	3
(ICE LIBOR USD 3 Month + 5.50%), 6.56%, 8/4/2025(1)	888	790
(ICE LIBOR USD 3 Month + 5.50%), 6.74%, 8/4/2025(1)	200	178
(ICE LIBOR USD 3 Month + 5.50%), 7.07%, 8/4/2025(1)	190	169

		1,140

Total bank loans (Cost $43,531)		40,812

CORPORATE BONDS - 6.2%

Banks - 1.1%
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%, 4.00% Floor), 4.00%, 8/1/2022(1)(3)	720	513

Insurance - 1.6%
Acrisure LLC 4.25%, 2/15/2029(4)	300	243
Alliant Holdings Intermediate LLC 4.25%, 10/15/2027(4)	580	502

		745

Internet - 1.0%
Arches Buyer, Inc. 4.25%, 6/1/2028(4)	585	476

Miscellaneous Manufacturing - 2.0%
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.16%, 9/15/2022(1)(3)	1,060	929

Retail - 0.5%
SRS Distribution, Inc. 4.63%, 7/1/2028(4)	285	249

Total corporate bonds (Cost $3,321)		2,912

	Shares Held
SHORT-TERM INVESTMENTS - 3.9%

INVESTMENT COMPANIES - 3.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34%	614	614
Federated Treasury Obligations Fund - Institutional Class, 1.38%	595	595
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.31%	596	596

Total short-term investments (Cost $1,805)		1,805

Total investments - 97.3% (Cost $48,657)		45,529

Other assets less liabilities - 2.7%		1,279

Total net assets - 100.0%#		$46,808

Artisan Floating Rate Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Birkenstock US BidCo, Inc. First Lien Term Loan B, 5.10%, 4/28/2028	Germany	USD
Iris Holding, Inc. First Lien Term Loan, 6.34%, 6/28/2028	Canada	USD

(3)	Perpetual security. The rate reflected was the rate in effect on June 30, 2022. The maturity date reflects the next call date.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.8%

Aerospace & Defense - 6.6%
Northrop Grumman Corp.	135	$64,765
TransDigm Group, Inc.*	99	52,978

		117,743

Beverages - 3.5%
Monster Beverage Corp.*	677	62,800

Capital Markets - 4.1%
S&P Global, Inc.	218	73,391

Chemicals - 4.4%
Linde plc(1)	274	78,917

Communications Equipment - 3.0%
Motorola Solutions, Inc.	255	53,493

Construction & Engineering - 1.6%
Quanta Services, Inc.	222	27,773

Electric Utilities - 5.2%
NextEra Energy, Inc.	1,197	92,734

Equity Real Estate Investment Trusts (REITs) - 8.0%
American Tower Corp.	346	88,336
SBA Communications Corp.	171	54,742

		143,078

Health Care Providers & Services - 10.5%
McKesson Corp.	192	62,615
UnitedHealth Group, Inc.	242	124,490

		187,105

Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	158	17,601

Insurance - 3.7%
Aon plc, Class A	246	66,265

IT Services - 2.9%
Visa, Inc., Class A	260	51,106

Life Sciences Tools & Services - 1.5%
Danaher Corp.	106	26,854

Multiline Retail - 1.0%
Dollar Tree, Inc.*	114	17,761

Oil, Gas & Consumable Fuels - 3.8%
Cheniere Energy, Inc.	505	67,217

Pharmaceuticals - 1.7%
Zoetis, Inc.	179	30,700

Road & Rail - 7.4%
Canadian National Railway Co.(1)	196	22,037
Canadian Pacific Railway Ltd.(1)	1,573	109,891

		131,928

Software - 15.9%
Microsoft Corp.	759	195,033
Palo Alto Networks, Inc.*	127	62,502
ServiceNow, Inc.*	56	26,400

		283,935

Wireless Telecommunication Services - 7.0%
T-Mobile US, Inc.*	930	125,153

Total common stocks (Cost $1,557,234)		1,655,554

	No. of Contracts‡
OPTIONS PURCHASED - 1.0%

Call Options - 1.0%
Electric Utilities - 0.3%
NextEra Energy, Inc. 12/16/2022 at USD 72.50; Notional Amount: USD 46,368	5,986	5,447

IT Services - 0.7%
Visa, Inc. 1/20/2023 at USD 135.00; Notional Amount: USD 39,772	2,020	13,352

Total Call Options		18,799

Total Options Purchased (Cost $18,392)		18,799

	Shares Held

SHORT-TERM INVESTMENT - 5.5%

INVESTMENT COMPANY - 5.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $98,379)	98,379	98,379

Total investments - 99.3% (Cost $1,674,005)		1,772,732

Other assets less liabilities - 0.7%		11,866

Total net assets - 100.0%#		$1,784,598

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canadian National Railway Co.	Canada	USD
Canadian Pacific Railway Ltd.	Canada	USD
Linde plc	United Kingdom	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$125,153	7.1%
Consumer Discretionary	35,362	2.0
Consumer Staples	62,800	3.5
Energy	67,217	3.8
Financials	139,656	7.8
Health Care	244,659	13.8
Industrials	277,444	15.6
Information Technology	401,886	22.7
Materials	78,917	4.5
Real Estate	143,078	8.1
Utilities	98,181	5.5
Short-Term Investment	98,379	5.6

Total investments	$1,772,732	100.0%

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	121,048	CAD	155,270	JPM	8/11/2022	$421

Total unrealized appreciation						421

CAD	4,341	USD	3,395	JPM	8/11/2022	(22)
USD	5,854	CAD	7,624	JPM	8/11/2022	(69)

Total unrealized depreciation						(91)

Net unrealized appreciation						$330

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.9%

Brazil - 1.6%
Hapvida Participacoes e Investimentos SA *	1,934	$2,018
NU Holdings Ltd., Class A *	582	2,177

		4,195

Canada - 2.5%
Altus Group Ltd.	73	2,532
CAE, Inc. *	164	4,050

		6,582

China - 0.6%
Chervon Holdings Ltd.	275	1,545

Denmark - 4.9%
Ascendis Pharma A/S, ADR *	78	7,266
Genmab A/S *	8	2,668
Vestas Wind Systems A/S	148	3,129

		13,063

Finland - 1.4%
Metso Outotec OYJ	509	3,812

Germany - 3.8%
CTS Eventim AG & Co. KGaA *	35	1,830
Gerresheimer AG	49	3,207
Puma SE	76	4,997

		10,034

Hong Kong - 3.5%
Techtronic Industries Co. Ltd.	893	9,314

Iceland - 1.0%
Marel HF	597	2,673

Italy - 0.3%
Moncler SpA	16	697

Japan - 1.9%
Obic Co. Ltd.	35	4,950

Luxembourg - 1.9%
Eurofins Scientific SE	66	5,165

Netherlands - 3.7%
Argenx SE, ADR *	18	6,756
Koninklijke DSM NV	20	2,944

		9,700

Norway - 0.9%
Nordic Semiconductor ASA *	159	2,462

Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	325	1,473

United Kingdom - 4.2%
CNH Industrial NV	485	5,604
London Stock Exchange Group plc	59	5,465

		11,069

United States - 61.1%
Advanced Micro Devices, Inc. *	121	9,280
Arista Networks, Inc. *	40	3,728
Atlassian Corp. plc, Class A *	36	6,665
Azenta, Inc.	43	3,118
Bentley Systems, Inc., Class B	75	2,503
Boston Scientific Corp. *	247	9,213
Burlington Stores, Inc. *	29	3,911
Catalent, Inc. *	90	9,640
Cooper Cos., Inc. (The)	6	1,882
Datadog, Inc., Class A *	16	1,481
First Republic Bank	51	7,335
Five Below, Inc. *	15	1,657
Generac Holdings, Inc. *	10	2,060
Global Payments, Inc.	55	6,074
HubSpot, Inc. *	17	5,247
Ingersoll Rand, Inc.	184	7,735
iRhythm Technologies, Inc. *	10	1,033
Lattice Semiconductor Corp. *	117	5,682
Morningstar, Inc.	20	4,856
Nasdaq, Inc.	43	6,592
Novanta, Inc. *	23	2,829
ON Semiconductor Corp. *	115	5,798
Papa John’s International, Inc.	38	3,133
S&P Global, Inc.	8	2,611
SVB Financial Group *	12	4,922
Take-Two Interactive Software, Inc. *	21	2,556
Teledyne Technologies, Inc. *	16	5,946
Tradeweb Markets, Inc., Class A	60	4,109
Valmont Industries, Inc.	37	8,306
Veeva Systems, Inc., Class A *	76	15,119
Wolfspeed, Inc. *	32	2,046
Workiva, Inc. *	37	2,436
Zscaler, Inc. *	17	2,603

		162,106

Total common stocks (Cost $253,378)		248,840

SHORT-TERM INVESTMENT - 5.4%

INVESTMENT COMPANY - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $14,369)	14,369	14,369

Total investments - 99.3% (Cost $267,747)		263,209

Other assets less liabilities - 0.7%		1,944

Total net assets - 100.0%#		$265,153

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,386	1.7%
Consumer Discretionary	15,940	6.1
Financials	39,540	15.0
Health Care	67,085	25.5
Industrials	46,683	17.7
Information Technology	69,730	26.4
Materials	2,944	1.1
Real Estate	2,532	1.0
Short-Term Investment	14,369	5.5

Total investments	$263,209	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$2,018	0.8%
CAD	6,582	2.5
DKK	5,797	2.2
EUR	32,402	12.3
GBP	5,465	2.1
HKD	10,859	4.1
JPY	4,950	1.9
NOK	2,462	0.9
USD	192,674	73.2

Total investments	$263,209	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.1%

Belgium - 1.3%
UCB SA	31	$2,633

Brazil - 0.6%
Vale SA	92	1,351

Canada - 5.8%
Canadian National Railway Co.	21	2,356
Canadian Pacific Railway Ltd.	94	6,587
Descartes Systems Group, Inc. (The) *	23	1,398
Kinaxis, Inc. *	15	1,608

		11,949

China - 4.7%
CGN Power Co. Ltd., Class H	6,725	1,628
China Longyuan Power Group Corp. Ltd., Class H	1,725	3,333
China Tourism Group Duty Free Corp. Ltd., Class A *	70	2,450
New Horizon Health Ltd. *	775	2,329

		9,740

Denmark - 2.8%
Ascendis Pharma A/S, ADR *	27	2,556
ROCKWOOL A/S, Class B	14	3,193

		5,749

Finland - 0.5%
Neste OYJ	24	1,066

France - 3.9%
BNP Paribas SA	79	3,770
Capgemini SE	12	2,007
LVMH Moet Hennessy Louis Vuitton SE	4	2,326

		8,103

Germany - 3.4%
Brenntag SE	41	2,684
Deutsche Post AG	104	3,907
KION Group AG	13	549

		7,140

India - 1.5%
Reliance Industries Ltd. *	92	3,021

Italy - 2.0%
BFF Bank SpA	609	4,095

Japan - 2.8%
Azbil Corp.	151	3,957
Toyota Industries Corp.	30	1,874

		5,831

Luxembourg - 1.6%
Majorel Group Luxembourg SA	127	3,406

Netherlands - 9.4%
Argenx SE, ADR *	20	7,401
Argenx SE *	1	343
ING Groep NV	487	4,811
Shell plc	260	6,763
Shell plc, ADR	3	134

		19,452

Norway - 0.5%
Volue ASA *	436	1,052

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR(1)(2)	136	—
Sberbank of Russia PJSC *(1)(2)	1,137	—

		—

Spain - 1.7%
Ferrovial SA	135	3,430

Sweden - 2.0%
Nibe Industrier AB, Class B	406	3,046
Viaplay Group AB, Class B *	57	1,160

		4,206

Switzerland - 2.3%
Barry Callebaut AG	1	1,832
Medacta Group SA	9	835
UBS Group AG	125	2,015

		4,682

United Kingdom - 3.1%
Barclays plc	1,701	3,170
Linde plc	6	1,633
Unilever plc	34	1,527

		6,330

United States - 49.2%
ACADIA Pharmaceuticals, Inc. *	105	1,474
Alphabet, Inc., Class A *	2	4,803
Alphabet, Inc., Class C *	2	3,957
Altair Engineering, Inc., Class A *	81	4,233
Amazon.com, Inc. *	62	6,596
American Software, Inc., Class A	4	70
Aon plc, Class A	10	2,703
Booking Holdings, Inc. *	3	5,628
Chesapeake Energy Corp.	26	2,135
Crown Holdings, Inc.	47	4,297
Darling Ingredients, Inc. *	69	4,106
Devon Energy Corp.	42	2,306
EQT Corp.	157	5,390
Halozyme Therapeutics, Inc. *	236	10,386
Horizon Therapeutics plc *	21	1,714
Intercontinental Exchange, Inc.	28	2,634
L3Harris Technologies, Inc.	16	3,751
Microsoft Corp.	21	5,453
Natera, Inc. *	84	2,971
NOV, Inc.	270	4,570

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

Schlumberger NV	223	7,959
Stryker Corp.	13	2,578
TJX Cos., Inc. (The)	59	3,281
T-Mobile US, Inc. *	47	6,371
Vertiv Holdings Co.	243	1,997
Workiva, Inc. *	4	281

		101,644

Total common stocks (Cost $224,304)		204,880

Total investments - 99.1% (Cost $224,304)		204,880

Other assets less liabilities - 0.9%		1,888

Total net assets - 100.0%#		$206,768

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $–, or 0.0% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$16,291	8.0%
Consumer Discretionary	20,281	9.9
Consumer Staples	7,465	3.6
Energy	33,344	16.3
Financials	23,198	11.3
Health Care	35,220	17.2
Industrials	33,374	16.3
Information Technology	23,465	11.4
Materials	7,281	3.6
Utilities	4,961	2.4

Total investments	$204,880	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$1,351	0.7%
CAD	11,949	5.8
CHF	4,682	2.3
CNY	2,450	1.2
DKK	3,193	1.6
EUR	36,660	17.9
GBP	11,460	5.6
HKD	7,290	3.6
INR	3,021	1.5
JPY	5,831	2.7
NOK	1,052	0.5
SEK	4,206	2.1
USD	111,735	54.5

Total investments	$204,880	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.3%

Brazil - 0.8%
NU Holdings Ltd., Class A *	7,784	$29,112

Denmark - 4.4%
Genmab A/S *	143	46,318
Novo Nordisk A/S, Class B	558	61,896
Vestas Wind Systems A/S	1,981	41,837

		150,051

Germany - 1.2%
Volkswagen AG (Preference)	305	40,778

Hong Kong - 6.5%
AIA Group Ltd.	6,641	71,978
Techtronic Industries Co. Ltd.	14,639	152,697

		224,675

Japan - 2.8%
Hoya Corp.	517	44,118
Keyence Corp.	158	54,147

		98,265

Netherlands - 1.5%
Koninklijke DSM NV	351	50,453

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	10,104	45,856

Sweden - 4.3%
Hexagon AB, Class B	6,265	65,066
Telefonaktiebolaget LM Ericsson, Class B	11,297	84,224

		149,290

Switzerland - 8.1%
Cie Financiere Richemont SA	222	23,607
Lonza Group AG	208	110,742
UBS Group AG	9,009	145,239

		279,588

United Kingdom - 6.9%
AstraZeneca plc	719	94,585
CNH Industrial NV	6,675	77,089
London Stock Exchange Group plc	728	67,614

		239,288

United States - 56.5%
Advanced Micro Devices, Inc. *	2,339	178,833
Airbnb, Inc., Class A *	644	57,387
Alphabet, Inc., Class A *	60	129,860
Aptiv plc *	546	48,616
Arista Networks, Inc. *	624	58,472
Atlassian Corp. plc, Class A *	559	104,720
Boston Scientific Corp. *	3,385	126,158
Burlington Stores, Inc. *	367	49,974
Charles Schwab Corp. (The)	1,409	89,037
Chipotle Mexican Grill, Inc. *	46	60,697
Danaher Corp.	340	86,268
Fidelity National Information Services, Inc.	1,091	100,038
Generac Holdings, Inc. *	141	29,710
HubSpot, Inc. *	52	15,629
Ingersoll Rand, Inc.	1,745	73,432
Lowe’s Cos., Inc.	309	54,037
Lululemon Athletica, Inc. *	239	65,035
Microsoft Corp.	217	55,689
NextEra Energy, Inc.	2,301	178,264
ON Semiconductor Corp. *	1,514	76,155
Progressive Corp. (The)	663	77,043
S&P Global, Inc.	84	28,305
Tesla, Inc. *	38	25,422
Veeva Systems, Inc., Class A *	908	179,732

		1,948,513

Total common stocks (Cost $2,770,962)		3,255,869

SHORT-TERM INVESTMENT - 4.7%

INVESTMENT COMPANY - 4.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $162,960)	162,960	162,960

Total investments - 99.0% (Cost $2,933,922)		3,418,829

Other assets less liabilities - 1.0%		32,862

Total net assets - 100.0%#		$3,451,691

Artisan Global Opportunities Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$129,860	3.8%
Consumer Discretionary	425,553	12.4
Financials	554,184	16.2
Health Care	749,817	21.9
Industrials	374,765	11.0
Information Technology	792,973	23.2
Materials	50,453	1.5
Utilities	178,264	5.2
Short-Term Investment	162,960	4.8

Total investments	$3,418,829	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$279,588	8.2%
DKK	150,051	4.4
EUR	214,176	6.3
GBP	162,199	4.7
HKD	224,675	6.6
JPY	98,265	2.9
SEK	149,290	4.3
USD	2,140,585	62.6

Total investments	$3,418,829	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Unconstrained Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 37.5%

Albania - 1.5%
Republic of Albania 3.50%, 10/9/2025	EUR	200	$188

Angola - 3.4%
Republic of Angola
(ICE LIBOR USD 6 Month + 7.50%), 7.85%, 7/1/2023 (4)		$328	327
6.93%, 2/19/2027		114	104

			431

Bahamas - 0.7%
Commonwealth of the Bahamas 5.75%, 1/16/2024		99	86

Brazil - 0.6%
Notas do Tesouro Nacional 10.00%, 1/1/2031	BRL	540	83

Cameroon - 1.5%
Republic of Cameroon 9.50%, 11/19/2025		200	199

Dominican Republic - 5.5%
Dominican Republic Government Bond
8.90%, 2/15/2023	DOP	22,350	406
11.50%, 5/10/2024	DOP	4,700	87
4.88%, 9/23/2032		150	115
5.30%, 1/21/2041		150	104

			712

Egypt - 1.2%
Arab Republic of Egypt 4.75%, 4/16/2026	EUR	200	156

Iceland - 0.8%
Republic of Iceland 7.25%, 10/26/2022	ISK	13,000	98

Iraq - 2.8%
Republic of Iraq
6.75%, 3/9/2023		200	195
5.80%, 1/15/2028		188	168

			363

Ivory Coast - 1.2%
Republic of Cote d’Ivoire 4.88%, 1/30/2032	EUR	200	150

Kazakhstan - 0.8%
Republic of Kazakhstan 1.55%, 11/9/2023	EUR	100	103

Kenya - 1.2%
Republic of Kenya 7.00%, 5/22/2027		200	149

Macedonia, the Former Yugoslav Republic of - 2.5%
Republic of North Macedonia 5.63%, 7/26/2023	EUR	300	316

Nigeria - 2.0%
Federal Republic of Nigeria 7.63%, 11/21/2025		286	252

Paraguay - 2.2%
Republic of Paraguay
4.63%, 1/25/2023		115	115
6.10%, 8/11/2044		200	174

			289

Romania - 1.8%
Romania Government Bond 3.62%, 5/26/2030	EUR	270	231

Serbia - 1.4%
Republic of Serbia 3.13%, 5/15/2027	EUR	200	183

Tunisia - 0.6%
Tunisian Republic 6.75%, 10/31/2023	EUR	100	72

Turkey - 1.5%
Republic of Turkey 3.25%, 3/23/2023		200	194

Uzbekistan - 2.0%
Republic of Uzbekistan 14.50%, 11/25/2023	UZS	2,800,000	251

Zambia - 2.3%
Republic of Zambia
11.00%, 6/17/2024	ZMW	2,796	136
10.00%, 6/28/2024	ZMW	2,033	97
10.00%, 9/20/2024	ZMW	1,378	64

			297

Total Sovereign Government Bonds (Cost $5,209)			4,803

CORPORATE BONDS - 6.8%

Brazil - 1.8%
Cosan Overseas Ltd. 8.25%, 8/5/2022 (1)		100	99
Unigel Luxembourg SA 8.75%, 10/1/2026		140	139

			238

Chile - 1.0%
ATP Tower Holdings LLC 4.05%, 4/27/2026 (2)		151	124

China - 0.5%
CAR, Inc. 9.75%, 3/31/2024		72	60

Colombia - 0.3%
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025		54	46

Czech Republic - 0.8%
Energo-Pro A/S 4.50%, 5/4/2024		100	98

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Peru - 1.7%
Inkia Energy Ltd. 5.88%, 11/9/2027		126	115
PetroTal Corp. 12.00%, 2/16/2024		100	101

			216

Spain - 0.7%
EnfraGen Energia Sur SA 5.38%, 12/30/2030		130	88

Total corporate bonds (Cost $909)			870

	Notional
OPTIONS PURCHASED - 0.0%^

Call Interest Rate Swaptions - 0.0%^
Option to enter into interest rate swap expiring 4/12/2024 to pay 4% and receive 1D SOFR (Cost $2)		100	2

			2

Total Options Purchased (Cost $2)			2

	Principal Amount
SHORT-TERM INVESTMENTS - 53.0%

SOVEREIGN GOVERNMENT TREASURY BILLS - 4.4%
Republic of Iceland 4.15%, 7/20/2022(3)	ISK	65,000	490
Republic of Iceland 4.81%, 8/24/2022(3)	ISK	10,900	82

Total Sovereign Government Treasury Bills (Cost $589)			572

U.S. TREASURY OBLIGATIONS - 39.0%
U.S. Treasury Bills 0.88%, 7/12/2022(3)		$4,000	3,999
U.S. Treasury Bills 0.98%, 7/26/2022(3)		1,000	999

Total U.S. Treasury Obligations (Cost $4,998)			4,998

REPURCHASE AGREEMENT - 0.5%
JPMorgan Chase Bank, N.A.: Dated 6/30/22 with an interest rate of 2.5% payable by the Portfolio, due 12/31/49 and a market value, including accrued interest, of $63		63	63

	Shares Held
INVESTMENT COMPANIES - 9.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34%		397	397
Federated Treasury Obligations Fund - Institutional Class, 1.38%		386	386
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.31%		386	386

Total investment companies (Cost $1,169)			1,169

Total short-term investments (Cost $6,819)			6,802

Total investments before securities sold short - 97.3% (Cost 12,939)			12,477

	Principal Amount
SECURITY SOLD SHORT - (0.4)%

SOVEREIGN GOVERNMENT BONDS - (0.4)%

Ukraine - (0.4)%
Ukraine Government Bond 0.00%, 5/31/2040(4)		$(200)	(52)

Total securities sold short (Proceeds (55))			(52)

Total investments after securities sold short - 96.9% (Proceeds $12,884)			12,425

Other assets less liabilities - 3.1%			398

Total net assets - 100.0%#			$12,823

(1)	Perpetual security. The rate reflected was the rate in effect on June 30, 2022. The maturity date reflects the next call date.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Yield to maturity.
(4)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$345	2.8%
Foreign Government Securities	4,803	38.5
Industrials	184	1.5
Materials	138	1.1
Options Purchased	2	0.0^
Utilities	203	1.6
Short-Term Investments	6,802	54.5

Total investments	$12,477	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$83	0.7%
DOP	493	3.9
EUR	1,497	12.0
ISK	670	5.4
USD	9,186	73.6
UZS	251	2.0
ZMW	297	2.4

Total investments	$12,477	100.0%

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KES**	26,700	USD		221	JPM	7/5/2022	$6
USD	103	BRL	**	492	JPM	7/5/2022	9
USD	258	UZS	**	2,800,000	JPM	7/5/2022	— ^	(1)
UZS**	2,800,000	USD		236	JPM	7/5/2022	22	(1)
UZS**	471,581	USD		42	JPM	7/13/2022	1	(1)
USD	94	BRL	**	492	JPM	8/5/2022	1
USD	411	THB		13,900	SCB	8/22/2022	17
HUF	171,719	EUR		425	SCB	9/2/2022	2
RON	1,848	EUR		367	JPM	9/6/2022	2
USD	2,557	EUR		2,388	SCB	9/21/2022	40
USD	520	ZAR		8,413	SCB	9/30/2022	7
USD	326	UGX	**	1,251,330	SCB	10/4/2022	2
USD	128	UGX	**	560,000	SCB	6/18/2024	2

Total unrealized appreciation							111

BRL**	492	USD		94	JPM	7/5/2022	— ^
KZT**	175,010	USD		390	SCB	7/18/2022	(19)
EGP**	1,140	USD		59	JPM	8/25/2022	(1)
HUF	27,236	EUR		68	SCB	9/2/2022	— ^
PLN	802	EUR		171	SCB	9/6/2022	(3)
UGX**	124,330	USD		34	JPM	10/4/2022	(2)
UGX**	1,127,000	USD		303	SCB	10/4/2022	(11)
UZS**	300,000	USD		26	JPM	12/27/2022	(1	)(1)
USD	154	UGX	**	700,000	SCB	6/18/2024	(4)

Total unrealized depreciation							(41)

Net unrealized appreciation							$70

**	Non-deliverable.
(1)	Valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
Euro-Bobl	(6)	9/8/2022	EUR	$(600)	$1
Euro-Bund	(1)	9/8/2022	EUR	(100)	1
Euro-Schatz	(4)	9/8/2022	EUR	(400)	— ^
U.S. Treasury 2 Year Note	(5)	9/30/2022	USD	(500)	2
U.S. Treasury 5 Year Note	(6)	9/30/2022	USD	(600)	— ^
U.S. Treasury 10 Year Note	(8)	9/21/2022	USD	(800)	9
U.S. Treasury Long Bond	(1)	9/21/2022	USD	(100)	(1)

					$12

Artisan Global Unconstrained Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps-Buy Protection

(Dollar values in thousands)

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	USD 345	(2)	3	1
Republic of Chile	1.00	Quarterly	6/20/2032	USD 300	16	1	17
Republic of Peru	1.00	Quarterly	6/20/2032	USD 300	20	1	21
Republic of South Africa	1.00	Quarterly	6/20/2032	USD 765	112	42	154
Kingdom of Spain	1.00	Quarterly	6/20/2032	USD 570	(12)	4	(8)

Total					134	51	185

Centrally Cleared Interest Rate Swaps (Values in thousands):

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN	536	—	11	11
6 month PRIBOR semi-annually	3.86 annually	Receive	4/4/2032	CZK	2,710	—	10	10
3 month JIBAR quarterly	7.26 quarterly	Receive	4/28/2027	ZAR	4,485	—	8	8
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN	225	—	1	1
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF	18,300	—	2	2
3 month JIBAR quarterly	7.98 quarterly	Receive	6/15/2027	ZAR	1,100	—	— ^	— ^
6 month BUBOR annually	5.77 semi-annually	Receive	4/4/2032	HUF	46,500	—	17	17

						—	49	49

6 month PRIBOR semi-annually	4.99 annually	Receive	5/13/2032	CZK	2,800	—	— ^	— ^
4 week TIIE monthly	8.75 monthly	Pay	5/18/2032	MXN	1,835	—	(1)	(1)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF	52,000	—	(4)	(4)
6 month PRIBOR semi-annually	5.75 annually	Receive	6/17/2032	CZK	1,200	—	(3)	(3)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN	150	—	(2)	(2)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB	2,750	—	— ^	— ^

						—	(10)	(10)

Total						—	39	39

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

Belgium - 1.6%
Groupe Bruxelles Lambert SA	380	$31,725

Brazil - 1.5%
Telefonica Brasil SA, ADR	3,388	30,698

Canada - 1.4%
Imperial Oil Ltd.	591	27,845

China - 3.6%
Alibaba Group Holding Ltd., ADR *	231	26,274
Alibaba Group Holding Ltd. *	3,114	44,406

		70,680

France - 6.0%
Danone SA	1,715	95,724
Sodexo SA	331	23,266

		118,990

Germany - 4.0%
Daimler Truck Holding AG *	798	20,835
HeidelbergCement AG	1,225	58,862

		79,697

Japan - 2.9%
Nintendo Co. Ltd.	132	57,045

Netherlands - 6.1%
ING Groep NV	2,648	26,171
Koninklijke Philips NV	2,598	55,972
Shell plc	1,467	38,108

		120,251

South Korea - 4.2%
Samsung Electronics Co. Ltd.	1,893	83,104

Switzerland - 12.4%
Cie Financiere Richemont SA	490	52,133
Novartis AG	1,295	109,677
Swatch Group AG (The)	13	3,147
UBS Group AG	5,059	81,554

		246,511

United Kingdom - 9.0%
BAE Systems plc	6,323	63,901
Compass Group plc	4,023	82,273
Lloyds Banking Group plc	63,915	32,919

		179,093

United States - 43.5%
Advance Auto Parts, Inc.	132	22,811
Alphabet, Inc., Class A *	34	74,228
American Express Co.	419	58,016
Bank of New York Mellon Corp. (The)	1,942	80,992
Berkshire Hathaway, Inc., Class B *	264	72,197
Citigroup, Inc.	1,416	65,141
DENTSPLY SIRONA, Inc.	978	34,935
Elevance Health, Inc.	225	108,786
Expedia Group, Inc. *	392	37,219
Lam Research Corp.	75	32,080
Marsh & McLennan Cos., Inc.	346	53,661
Meta Platforms, Inc., Class A *	400	64,433
Progressive Corp. (The)	520	60,488
Sensata Technologies Holding plc	477	19,689
Southwest Airlines Co. *	1,028	37,120
Willis Towers Watson plc	220	43,452

		865,248

Total common stocks (Cost $1,688,293)		1,910,887

SHORT-TERM INVESTMENT - 2.6%

INVESTMENT COMPANY - 2.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $52,503)	52,503	52,503

Total investments - 98.8% (Cost $1,740,796)		1,963,390

Other assets less liabilities - 1.2%		24,618

Total net assets - 100.0% #		$1,988,008

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$226,404	11.5%
Consumer Discretionary	291,529	14.8
Consumer Staples	95,724	4.9
Energy	65,953	3.4
Financials	606,316	30.9
Health Care	309,370	15.8
Industrials	141,545	7.2
Information Technology	115,184	5.8
Materials	58,862	3.0
Short-Term Investment	52,503	2.7

Total investments	$1,963,390	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$27,845	1.4%
CHF	246,511	12.6
EUR	312,555	15.9
GBP	217,201	11.1
HKD	44,406	2.3
JPY	57,045	2.9
KRW	83,104	4.2
USD	974,723	49.6

Total investments	$1,963,390	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
CORPORATE BONDS - 74.5%

Advertising - 0.2%
CMG Media Corp. 8.88%, 12/15/2027 (1)	$15,947	$12,598

Aerospace/Defense - 0.8%
Bombardier, Inc.
6.00%, 2/15/2028 (1)(2)	51,291	38,437
7.13%, 6/15/2026 (1)(2)	8,689	7,164
TransDigm, Inc. 4.63%, 1/15/2029	470	378

		45,979

Airlines - 1.6%
Delta Air Lines, Inc.
3.75%, 10/28/2029	47,512	37,652
4.38%, 4/19/2028	9,849	8,366
7.38%, 1/15/2026	47,394	47,321

		93,339

Building Materials - 0.6%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (1)	21,037	18,698
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028 (1)	4,361	3,585
9.75%, 7/15/2028 (1)	14,000	11,970

		34,253

Chemicals - 2.9%
Consolidated Energy Finance SA 5.63%, 10/15/2028 (1)(2)	17,085	13,744
Diamond BC BV 4.63%, 10/1/2029 (1)	31,093	24,865
EverArc Escrow SARL 5.00%, 10/30/2029 (1)	31,571	26,574
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (1)	8,542	7,197
Methanex Corp.
5.13%, 10/15/2027 (2)	28,114	24,811
5.25%, 12/15/2029 (2)	81,326	68,754
5.65%, 12/1/2044 (2)	4,854	3,411

		169,356

Commercial Services - 0.2%
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (1)	16,154	12,802

Distribution/Wholesale - 0.1%
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029 (1)	3,705	2,962

Diversified Financial Services - 6.1%
AG Issuer LLC 6.25%, 3/1/2028 (1)	44,996	39,268
NFP Corp.
4.88%, 8/15/2028 (1)	26,065	22,324
6.88%, 8/15/2028 (1)	210,016	173,272
VistaJet Malta Finance plc
6.38%, 2/1/2030 (1)(2)	105,915	84,732
7.88%, 5/1/2027 (1)(2)	34,988	30,877

		350,473

Energy-Alternate Sources - 0.4%
Sunnova Energy Corp. 5.88%, 9/1/2026 (1)	28,481	24,779

Engineering & Construction - 0.6%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (1)	32,372	31,595

Entertainment - 1.2%
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (1)	12,781	11,631
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (1)	24,293	20,543
Magallanes, Inc.
4.28%, 3/15/2032 (1)	420	375
5.14%, 3/15/2052 (1)	1,678	1,409
Penn National Gaming, Inc. 4.13%, 7/1/2029 (1)	28,417	21,563
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (1)	16,424	13,898

		69,419

Food - 1.0%
H-Food Holdings LLC 8.50%, 6/1/2026 (1)	79,212	55,448

Food Service - 1.2%
TKC Holdings, Inc.
6.88%, 5/15/2028 (1)	16,184	13,862
10.50%, 5/15/2029 (1)	65,171	53,321

		67,183

Forest Products & Paper - 0.3%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (1)(2)	17,834	14,887

Hand/Machine Tools - 0.7%
Werner FinCo LP 8.75%, 7/15/2025 (1)	46,856	40,714

Healthcare-Products - 2.4%
Medline Borrower LP
3.88%, 4/1/2029 (1)	147,243	125,408
5.25%, 10/1/2029 (1)	12,842	10,547

		135,955

Healthcare-Services - 0.5%
HCA, Inc. 3.50%, 9/1/2030	12,810	10,898
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (1)	8,955	8,208
Tenet Healthcare Corp. 6.13%, 6/15/2030 (1)	10,487	9,675

		28,781

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Home Furnishings - 0.2%
Tempur Sealy International, Inc. 3.88%, 10/15/2031 (1)	17,543	13,157

Insurance - 9.0%
Acrisure LLC
4.25%, 2/15/2029 (1)	20,140	16,282
6.00%, 8/1/2029 (1)	83,555	65,406
7.00%, 11/15/2025 (1)	92,952	83,604
10.13%, 8/1/2026 (1)	48,540	47,142
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (1)	2,569	2,223
5.88%, 11/1/2029 (1)	15,595	12,941
6.75%, 10/15/2027 (1)	10,008	8,881
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027 (1)(2)(3)	126,265	124,058
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	33,750	31,700
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (1)	61,720	48,290
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (1)	62,677	58,675
Highlands Holdings Bond Issuer Ltd. 7.63% Cash, 8.38% PIK, 10/15/2025 (1)(2)(3)	12,812	12,370
Ryan Specialty Group LLC 4.38%, 2/1/2030 (1)	6,905	6,007

		517,579

Internet - 0.4%
Arches Buyer, Inc. 4.25%, 6/1/2028 (1)	1,679	1,367
Cars.com, Inc. 6.38%, 11/1/2028 (1)	17,239	14,523
Millennium Escrow Corp. 6.63%, 8/1/2026 (1)	9,223	7,444

		23,334

Iron/Steel - 0.9%
Big River Steel LLC 6.63%, 1/31/2029 (1)	36,266	33,653
Commercial Metals Co.
3.88%, 2/15/2031	3,461	2,768
4.13%, 1/15/2030	11,253	9,475
4.38%, 3/15/2032	9,352	7,660

		53,556

Leisure Time - 7.0%
Carnival Corp.
4.00%, 8/1/2028 (1)	13,445	11,025
5.75%, 3/1/2027 (1)	110,287	79,658
6.00%, 5/1/2029 (1)	83,290	58,520
7.63%, 3/1/2026 (1)	7,882	6,105
10.50%, 6/1/2030 (1)	18,945	15,592
Lindblad Expeditions LLC 6.75%, 2/15/2027 (1)	25,838	22,156
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (1)	13,223	9,058
NCL Corp. Ltd.
3.63%, 12/15/2024 (1)	17,414	14,484
5.88%, 3/15/2026 (1)	47,354	37,168
5.88%, 2/15/2027 (1)	6,824	5,835
7.75%, 2/15/2029 (1)	33,284	25,462
NCL Finance Ltd. 6.13%, 3/15/2028 (1)	73,123	53,197
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (1)	19,431	13,803
5.38%, 7/15/2027 (1)	8,553	6,217
5.50%, 8/31/2026 (1)	26,365	19,576
5.50%, 4/1/2028 (1)	35,497	24,670

		402,526

Lodging - 0.9%
Boyd Gaming Corp. 4.75%, 6/15/2031 (1)	9,302	7,860
MGM Resorts International
4.63%, 9/1/2026	4,248	3,771
4.75%, 10/15/2028	35,704	30,025
5.50%, 4/15/2027	2,223	1,995
Station Casinos LLC 4.63%, 12/1/2031 (1)	16,806	13,109

		56,760

Media - 10.5%
CCO Holdings LLC
4.25%, 2/1/2031 (1)	42,817	34,896
4.25%, 1/15/2034 (1)	4,409	3,406
4.50%, 8/15/2030 (1)	68,770	57,098
4.50%, 5/1/2032	87,786	71,081
4.75%, 3/1/2030 (1)	31,605	27,030
CSC Holdings LLC
4.50%, 11/15/2031 (1)	8,967	6,915
4.63%, 12/1/2030 (1)	78,174	52,278
5.25%, 6/1/2024	15,676	14,657
5.38%, 2/1/2028 (1)	6,632	5,736
6.50%, 2/1/2029 (1)	12,161	10,983
7.50%, 4/1/2028 (1)	57,856	48,310
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (1)	47,938	40,418
5.50%, 3/1/2030 (1)	83,118	61,201
Virgin Media Finance plc 5.00%, 7/15/2030 (1)(2)	75,156	59,561
Virgin Media Secured Finance plc
4.50%, 8/15/2030 (1)(2)	22,046	18,115
5.50%, 5/15/2029 (1)(2)	27,393	24,491
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (1)(2)	17,967	14,867
Ziggo Bond Co. BV
5.13%, 2/28/2030 (1)(2)	7,967	6,249
6.00%, 1/15/2027 (1)(2)	27,070	23,957
Ziggo BV 4.88%, 1/15/2030 (1)(2)	24,246	20,559

		601,808

Metal Fabricate/Hardware - 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (1)	5,034	4,916

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Mining - 1.0%
Compass Minerals International, Inc.
4.88%, 7/15/2024 (1)		10,392	9,642
6.75%, 12/1/2027 (1)		52,402	47,424

			57,066

Miscellaneous Manufacturing - 1.3%
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.16%, 9/15/2022 (5)(6)		86,258	75,579

Oil & Gas - 6.6%
Callon Petroleum Co.
6.13%, 10/1/2024		24,139	24,511
8.00%, 8/1/2028 (1)		118,846	114,163
8.25%, 7/15/2025		3,046	2,969
CrownRock LP 5.00%, 5/1/2029 (1)		25,257	22,651
Endeavor Energy Resources LP 5.75%, 1/30/2028 (1)		25,826	24,603
Laredo Petroleum, Inc.
7.75%, 7/31/2029 (1)		89,440	80,691
10.13%, 1/15/2028		8,612	8,526
MEG Energy Corp. 5.88%, 2/1/2029 (1)(2)		33,922	30,983
Range Resources Corp. 5.00%, 3/15/2023		5,000	4,963
SM Energy Co.
5.63%, 6/1/2025		8,964	8,471
6.50%, 7/15/2028		19,447	17,885
6.63%, 1/15/2027		4,218	3,944
Strathcona Resources Ltd. 6.88%, 8/1/2026 (1)(2)		33,591	30,568

			374,928

Packaging & Containers - 1.0%
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (1)		6,725	6,319
8.75%, 4/15/2030 (1)		20,692	17,848
Iris Escrow Issuer Corp. 10.00%, 12/15/2028 (1)(2)		37,718	29,420
Sealed Air Corp. 5.00%, 4/15/2029 (1)		5,968	5,580

			59,167

Pharmaceuticals - 1.5%
BellRing Brands, Inc. 7.00%, 3/15/2030 (1)		64,993	61,256
Prestige Brands, Inc. 3.75%, 4/1/2031 (1)		24,963	20,699

			81,955

Real Estate - 0.4%
Realogy Group LLC 5.75%, 1/15/2029 (1)		29,421	22,311

Real Estate Investment Trusts (REITS) - 2.1%
American Finance Trust, Inc. 4.50%, 9/30/2028 (1)		30,346	23,822
Global Net Lease, Inc. 3.75%, 12/15/2027 (1)		47,508	39,702
Iron Mountain, Inc.
5.00%, 7/15/2028 (1)		1,919	1,700
5.25%, 7/15/2030 (1)		14,936	12,985
Uniti Group LP 4.75%, 4/15/2028 (1)		17,806	14,644
XHR LP 4.88%, 6/1/2029 (1)		29,209	25,057

			117,910

Retail - 5.0%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (1)		17,053	14,090
Bath & Body Works, Inc.
6.63%, 10/1/2030 (1)		8,389	7,246
6.75%, 7/1/2036		4,360	3,488
6.88%, 11/1/2035		15,450	12,553
Brinker International, Inc.
3.88%, 5/15/2023		1,000	985
5.00%, 10/1/2024 (1)		25,349	23,741
Gap, Inc. (The)
3.63%, 10/1/2029 (1)		20,462	14,368
3.88%, 10/1/2031 (1)		23,637	16,487
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (1)		7,540	6,302
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (1)		26,332	20,041
Nordstrom, Inc.
4.00%, 3/15/2027		16,561	14,574
4.25%, 8/1/2031		7,410	5,616
4.38%, 4/1/2030		48,672	37,842
5.00%, 1/15/2044		98,226	69,986
Patrick Industries, Inc. 4.75%, 5/1/2029 (1)		6,869	5,112
SRS Distribution, Inc.
6.00%, 12/1/2029 (1)		48,122	37,787
6.13%, 7/1/2029 (1)		2,803	2,211
Superior Plus LP
4.25%, 5/18/2028 (1)(2)	CAD	6,705	4,591
4.50%, 3/15/2029 (1)(2)		1,684	1,431

			298,451

Software - 0.6%
Castle US Holding Corp. 9.50%, 2/15/2028 (1)		25,953	22,162
Central Parent, Inc. 7.25%, 6/15/2029 (1)		12,579	12,107

			34,269

Telecommunications - 5.2%
Altice France Holding SA
6.00%, 2/15/2028 (1)(2)		80,957	57,463
10.50%, 5/15/2027 (1)(2)		25,971	21,793
Altice France SA
5.13%, 1/15/2029 (1)(2)		8,119	6,151
5.13%, 7/15/2029 (1)(2)		8,550	6,455
5.50%, 1/15/2028 (1)(2)		7,974	6,426
5.50%, 10/15/2029 (1)(2)		98,372	75,148
Level 3 Financing, Inc. 3.75%, 7/15/2029 (1)		1,710	1,322

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Maxar Technologies, Inc. 7.75%, 6/15/2027 (1)	$37,548	37,192
Sprint Capital Corp. 8.75%, 3/15/2032	8,536	10,273
Vmed O2 UK Financing I plc 4.25%, 1/31/2031 (1)(2)	42,712	34,330
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (1)	25,706	21,326
6.13%, 3/1/2028 (1)	35,262	25,463

		303,342

Total corporate bonds (Cost $4,991,708)		4,289,137

BANK LOANS - 17.7%

Aerospace/Defense - 0.2%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 6/19/2026 (6)	13,323	12,527

Apparel - 0.2%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 5.10%, 4/28/2028 (2)(6)	15,883	14,500

Auto Parts & Equipment - 0.9%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.10%, 5/11/2028 (6)	63,846	52,673

Building Materials - 0.4%
ACProducts Holdings, Inc. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.92%, 5/17/2028 (6)	19,910	15,330
(ICE LIBOR USD 3 Month + 4.25%), 6.50%, 5/17/28 (6)	6,636	5,110

		20,440

Chemicals - 0.6%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 12/29/2027 (6)	38,199	33,265

Commercial Services - 2.7%
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 9.18%, 3/19/2029 (6)	17,830	15,869
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.92%, 12/21/2028 (6)	29,127	25,413
Employbridge Holding Co. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 7.00%, 7/19/2028 (6)	52,483	47,628
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 7.75%), 12.50%, 12/22/2025 (6)	66,735	60,940
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.51%, 5/22/2026 (6)	7,320	7,064

		156,914

Entertainment - 0.6%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 4/26/2028 (6)	16,922	16,097
Lucky Bucks LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 7/30/2027 (6)	19,766	17,987

		34,084

Food Service - 1.4%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.00%, 5/15/2028 (6)	69,072	64,971
TKC Midco 1 LLC First Lien Term Loan 12.00%, 2/15/2027	18,035	16,322

		81,293

Healthcare-Services - 0.5%
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.95%, 8/31/2026 (6)	33,445	31,094

Household Products/Wares - 0.0%^
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.38%, 7/21/2028 (6)	2,974	2,589

Internet - 0.6%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 12/6/2027 (6)	12,725	11,580
Barracuda Networks, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.99%, 10/30/2028 (6)	25,477	25,413

		36,993

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Investment Companies - 1.0%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 7.44%, 11/5/2029 (6)	59,570	55,599

Leisure Time - 0.2%
NCL Corp., Ltd. First Lien Term Loan A (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 1/2/2024 (6)	12,829	12,219

Lodging - 0.1%
Jack Ohio Finance LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.42%, 10/4/2028 (6)	5,799	5,451

Retail - 0.8%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.92%, 4/7/2025 (6)	13,005	12,306
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 7.17%, 9/6/2024 (6)	34,622	33,958

		46,264

Software - 6.0%
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.51%, 9/19/2025 (6)	28,103	26,988
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 1/29/2027 (6)	4,906	4,288
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 12/29/2028 (6)	10,610	9,019
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.51%, 2/12/2029 (6)	28,018	26,897
Ivanti Software, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.61%, 12/1/2027 (6)	13,073	11,104
Ivanti Software, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.85%, 12/1/2028 (6)	6,435	5,856
Loyalty Ventures, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.17%, 11/3/2027 (6)	14,076	10,937
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 6.55%, 3/1/2029 (6)	21,160	20,137
Orchid Finco LLC First Lien Term Loan B (SOFR + 4.75%), 7.58%, 7/27/2027 (6)	25,221	24,464
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 5/30/2025 (6)	61,929	58,497
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.67%, 5/29/2026 (6)	36,536	33,796
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 6.21%, 5/3/2027 (6)	83,082	76,435
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 4/6/2028 (6)	34,973	29,683

		338,101

Telecommunications - 0.9%
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 9.34%, 12/1/2028 (6)	35,575	30,239
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.75%, 10/4/2028 (6)	23,785	22,358

		52,597

Transportation - 0.6%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 6.51%, 8/4/2025 (6)	94	83
(ICE LIBOR USD 3 Month + 5.50%), 6.56%, 8/4/2025 (6)	26,551	23,631
(ICE LIBOR USD 3 Month + 5.50%), 6.74%, 8/4/2025 (6)	5,986	5,328
(ICE LIBOR USD 3 Month + 5.50%), 7.07%, 8/4/2025 (6)	5,694	5,067

		34,109

Total bank loans (Cost $1,105,908)		1,020,712

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Shares Held	Value
COMMON STOCK - 0.4%

Miscellaneous Manufacturing - 0.4%
Utex Equity *(4)(7)	364	$24,386

Total common stocks (Cost $10,178)		24,386

SHORT-TERM INVESTMENT - 5.4%

INVESTMENT COMPANY - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $308,384)	308,384	308,384

Total investments - 98.0% (Cost $6,416,178)		5,642,619

Other assets less liabilities - 2.0%		113,093

Total net assets - 100.0% #		$5,755,712

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	USD
Birkenstock US BidCo, Inc. First Lien Term Loan B, 5.10%, 4/28/2028	Germany	USD
Bombardier, Inc., 6.00%, 2/15/2028	Canada	USD
Bombardier, Inc., 7.13%, 6/15/2026	Canada	USD
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	USD
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	USD
Iris Escrow Issuer Corp., 10.00%, 12/15/2028	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Superior Plus LP, 4.50%, 3/15/2029	Canada	USD
Superior Plus LP, 4.25%, 5/18/2028	Canada	CAD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(3)	Payment in-kind security.
(4)	Defaulted securities.
(5)	Perpetual security. The rate reflected was the rate in effect on June 30, 2022. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
(7)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $24,386, or 0.4% of total net assets. See notes (A) and (B) in the accompanying notes.

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$4,591	0.1%
USD	5,638,028	99.9

Total investments	$5,642,619	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,744	CAD	6,000	CITI	8/2/2022	$83
USD	5,175	CAD	6,590	JPM	9/23/2022	55

Total unrealized appreciation						138

CAD	6,590	USD	5,215	JPM	9/23/2022	(95)

Total unrealized depreciation						(95)

Net unrealized appreciation						$43

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation
Short Positions Contracts
U.S. Treasury 10 Year Note	(55)	9/21/2022	USD	$(5,500)	$(6,519)	$37
U.S. Treasury Long Bond	(386)	9/21/2022	USD	(38,600)	(53,509)	282

Net unrealized appreciation						$319

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.6%

Belgium - 2.0%
UCB SA	1,443	$121,901

Brazil - 1.1%
Vale SA	4,393	64,310

Canada - 6.5%
Canadian National Railway Co.	876	98,579
Canadian Pacific Railway Ltd.	3,319	231,818
Kinaxis, Inc. *	555	59,880

		390,277

Denmark - 1.5%
Ascendis Pharma A/S, ADR *	964	89,603

France - 13.6%
Air Liquide SA	1,445	193,982
Airbus SE	779	75,516
BNP Paribas SA	5,193	246,875
Capgemini SE	1,175	201,237
LVMH Moet Hennessy Louis Vuitton SE	120	73,328
Safran SA	280	27,660

		818,598

Germany - 17.0%
Allianz SE	867	165,546
Brenntag SE	1,664	108,310
Deutsche Boerse AG	1,557	260,375
Deutsche Post AG	3,807	142,579
Deutsche Telekom AG	11,425	226,844
Porsche Automobil Holding SE (Preference)	210	13,912
Volkswagen AG (Preference)	788	105,267

		1,022,833

India - 1.8%
Reliance Industries Ltd. *	3,350	110,103

Ireland - 2.2%
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	11,324	133,806

Israel - 0.2%
Nice Ltd., ADR *	53	10,162

Italy - 1.8%
Intesa Sanpaolo SpA	56,247	104,921

Japan - 0.8%
Toyota Industries Corp.	809	50,104

Netherlands - 12.6%
Argenx SE, ADR *	590	223,471
Argenx SE *	19	7,037
ING Groep NV	16,786	165,900
Koninklijke DSM NV	598	85,945
Shell plc	9,998	259,712
Shell plc, ADR	333	17,402

		759,467

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR (1)(4)	4,881	—
Sberbank of Russia PJSC *(1)(4)	38,445	—

		—

Spain - 1.2%
Ferrovial SA	2,793	70,805

Switzerland - 5.7%
Alcon, Inc.	1,551	108,306
Barry Callebaut AG	29	65,760
Cie Financiere Richemont SA	802	85,359
Medacta Group SA	401	38,248
UBS Group AG	2,755	44,414

		342,087

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,561	40,999

United Kingdom - 12.2%
Barclays plc	109,920	204,883
Diageo plc	1,412	60,698
International Consolidated Airlines Group SA *	31,523	41,297
Linde plc	955	274,094
Tesco plc	33,943	105,570
Unilever plc	992	44,939

		731,481

United States - 15.7%
Alphabet, Inc., Class A *	67	145,418
Alphabet, Inc., Class C *	35	75,716
Amazon.com, Inc. *	1,539	163,431
Aon plc, Class A	641	172,840
Nestle SA	1,093	127,594
Roche Holding AG	168	56,224
Schlumberger NV	5,600	200,269

		941,492

Total common stocks and equity-linked security (Cost $5,861,835)		5,802,949

SHORT-TERM INVESTMENT - 2.0%

INVESTMENT COMPANY - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $118,515)	118,515	118,515

Artisan International Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

Total investments - 98.6% (Cost $5,980,350)	$5,921,464

Other assets less liabilities - 1.4%	83,561

Total net assets - 100.0% #	$6,005,025

Artisan International Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $133,806, or 2.2% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 – 02/24/2022	$210,307	$133,806	2.2%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$447,978	7.6%
Consumer Discretionary	441,297	7.5
Consumer Staples	404,561	6.8
Energy	587,486	9.9
Financials	1,499,560	25.3
Health Care	644,790	10.9
Industrials	846,668	14.3
Information Technology	312,278	5.3
Materials	618,331	10.4
Short-Term Investment	118,515	2.0

Total investments	$5,921,464	100.0%

Artisan International Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$64,310	1.1%
CAD	390,277	6.6
CHF	525,905	8.9
EUR	2,672,034	45.1
GBP	717,099	12.1
INR	110,103	1.9
JPY	50,104	0.8
TWD	40,999	0.7
USD	1,350,633	22.8

Total investments	$5,921,464	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Explorer Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 82.5%

Argentina - 4.6%
Despegar.com Corp. *	74	$602

Australia - 5.1%
Electro Optic Systems Holdings Ltd. *	143	102
Steadfast Group Ltd.	166	574

		676

Canada - 7.6%
ATS Automation Tooling Systems, Inc. *	19	516
Boyd Group Services, Inc.	1	65
Knight Therapeutics, Inc. *	78	323
Real Matters, Inc. *	24	94

		998

China - 2.2%
China Isotope & Radiation Corp.	119	288

Denmark - 1.0%
ALK-Abello A/S *	7	128

France - 1.5%
Alten SA	2	201

Germany - 7.1%
AlzChem Group AG	14	295
Hensoldt AG	25	643

		938

Indonesia - 3.9%
Mitra Adiperkasa Tbk. PT *	7,827	515

Ireland - 5.1%
Glenveagh Properties plc *	687	673

Italy - 1.3%
Enav SpA *	40	167

Japan - 6.0%
Horiba Ltd.	6	243
NexTone, Inc. *	6	153
Zuken, Inc.	17	390

		786

Mexico - 2.4%
Qualitas Controladora SAB de CV	69	317

Norway - 2.2%
Sikri Holding ASA *	164	287

South Africa - 5.1%
Bid Corp. Ltd.	8	144
Cashbuild Ltd.	21	317
Famous Brands Ltd. *	58	209

		670

South Korea - 2.2%
Vitzrocell Co. Ltd.	33	292

United Kingdom - 20.7%
Euromoney Institutional Investor plc	49	807
IDOX plc	622	442
IQE plc *	408	171
Johnson Service Group plc *	248	301
LSL Property Services plc	66	270
Luxfer Holdings plc	19	291
M&C Saatchi plc *	173	337
Oxford Biomedica plc *	19	104

		2,723

United States - 4.5%
Impro Precision Industries Ltd.	819	227
Signify NV	11	374

		601

Total common stocks (Cost $11,284)		10,862

SHORT-TERM INVESTMENTS - 17.9%

INVESTMENT COMPANIES - 17.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34%	804	804
Federated Treasury Obligations Fund - Institutional Class, 1.38%	781	781
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.31%	780	780

Total investment companies (Cost $2,365)		2,365

Total investments - 100.4% (Cost $13,649)		13,227

Other assets less liabilities - (0.4)%		(48)

Total net assets - 100.0% #		$13,179

Artisan International Explorer Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,297	9.8%
Consumer Discretionary	2,316	17.5
Consumer Staples	144	1.1
Financials	891	6.7
Health Care	843	6.4
Industrials	2,978	22.5
Information Technology	1,734	13.1
Materials	295	2.2
Real Estate	364	2.8
Short-Term Investment	2,365	17.9

Total investments	$13,227	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AUD	$676	5.1%
CAD	998	7.5
DKK	128	1.0
EUR	2,353	17.8
GBP	2,432	18.4
HKD	515	3.9
IDR	515	3.9
JPY	786	5.9
KRW	292	2.2
MXN	317	2.4
NOK	287	2.2
USD	3,258	24.6
ZAR	670	5.1

Total investments	$13,227	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

Australia - 0.1%
Telix Pharmaceuticals Ltd. *	1,566	$4,897

Belgium - 0.4%
Azelis Group NV	794	17,378

Brazil - 1.6%
Afya Ltd., Class A *	173	1,725
Hapvida Participacoes e Investimentos SA *	15,926	16,615
Rumo SA	7,118	21,680
Vibra Energia SA	8,968	28,581

		68,601

Canada - 5.8%
Altus Group Ltd.	1,612	55,825
CAE, Inc. *	3,394	83,648
Descartes Systems Group, Inc. (The) *	592	36,762
Kinaxis, Inc. *	360	38,821
Lightspeed Commerce, Inc. *	1,224	27,297

		242,353

China - 0.3%
I-Mab, ADR *	794	8,971
Jacobio Pharmaceuticals Group Co. Ltd. *	5,766	4,482

		13,453

Costa Rica - 0.2%
Establishment Labs Holdings, Inc. *	184	10,022

Denmark - 5.1%
ALK-Abello A/S *	1,317	22,865
Ambu A/S, Class B	3,914	38,008
Carlsberg A/S, Class B	190	24,137
DSV A/S	207	28,955
FLSmidth & Co. A/S	742	18,234
Genmab A/S *	164	53,067
Vestas Wind Systems A/S	1,312	27,718

		212,984

Finland - 2.0%
Metso Outotec OYJ	9,678	72,517
Revenio Group OYJ	217	9,650

		82,167

France - 3.6%
Gaztransport Et Technigaz SA	461	57,702
Lectra	1,543	56,595
Ubisoft Entertainment SA *	864	37,946

		152,243

Germany - 4.5%
AIXTRON SE	2,581	65,390
Carl Zeiss Meditec AG	69	8,288
Gerresheimer AG	676	43,902
Hamburger Hafen und Logistik AG	1,226	17,343
MorphoSys AG *	438	8,612
Symrise AG	433	47,098

		190,633

Iceland - 0.4%
Ossur HF *	4,327	18,289

India - 2.0%
IndiaMart InterMesh Ltd.	469	22,608
WNS Holdings Ltd., ADR *	825	61,579

		84,187

Israel - 7.5%
Compugen Ltd. *	525	971
Kornit Digital Ltd. *	1,972	62,524
Max Stock Ltd. *	4,258	8,419
Nice Ltd., ADR *	878	168,986
Radware Ltd. *	2,004	43,425
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	205	14,621
Tel Aviv Stock Exchange Ltd.	3,931	17,870

		316,816

Italy - 1.4%
Davide Campari-Milano NV	3,138	33,001
Moncler SpA	562	24,122

		57,123

Japan - 13.7%
Azbil Corp.	2,480	65,149
Carenet, Inc.(1)	3,321	22,272
CKD Corp.(1)	4,007	51,030
Daikokutenbussan Co. Ltd.(1)	875	25,150
en-japan, Inc.	624	8,144
Fujitec Co. Ltd.	2,524	55,895
GMO Financial Gate, Inc.	147	13,406
Jeol Ltd.	616	23,763
Kobe Bussan Co. Ltd.	654	16,027
Money Forward, Inc. *	977	24,331
Morinaga Milk Industry Co. Ltd.	836	29,951
Raccoon Holdings, Inc.(1)	1,913	23,526
Rohm Co. Ltd.	579	40,351
SG Holdings Co. Ltd.	4,305	72,623
Temairazu, Inc.	321	12,172
Toshiba Corp.	1,994	81,049
Ubicom Holdings, Inc.(1)	837	14,450

		579,289

Netherlands - 2.3%
IMCD NV	402	55,111
Koninklijke DSM NV	290	41,609

		96,720

Spain - 0.5%
Almirall SA	1,953	21,650

Sweden - 3.3%
AAK AB	1,192	19,440
Fortnox AB	11,444	52,579
Swedish Orphan Biovitrum AB *	3,108	67,208

		139,227

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

Switzerland - 6.6%
Alcon, Inc.	1,247	87,094
Baloise Holding AG	309	50,481
Barry Callebaut AG	24	53,805
Belimo Holding AG	87	30,544
Burckhardt Compression Holding AG	61	25,567
Comet Holding AG	72	11,306
Tecan Group AG	62	17,926

		276,723

Thailand - 1.2%
Fabrinet *	621	50,337

United Kingdom - 14.1%
Alphawave IP Group plc *	9,039	14,788
ASOS plc *	958	9,782
B&M European Value Retail SA	3,577	15,969
Balfour Beatty plc	6,203	19,195
boohoo Group plc *	19,433	12,992
Britvic plc	3,178	31,372
ConvaTec Group plc	35,659	97,407
Ergomed plc *	533	6,512
Howden Joinery Group plc	6,985	51,235
JD Sports Fashion plc *	14,305	20,096
JET2 plc *	5,883	64,869
Moonpig Group plc *	2,502	6,872
Orchard Therapeutics plc, ADR *	2,126	1,242
Oxford Biomedica plc *	1,627	8,993
Rotork plc	16,340	47,857
RS Group plc	7,071	74,803
Smiths Group plc	1,245	21,206
St. James’s Place plc	2,897	38,886
Trainline plc *	8,677	30,419
YouGov plc	1,859	19,458

		593,953

United States - 16.8%
Agilysys, Inc. *	859	40,621
Alkermes plc *	1,267	37,741
Avidity Biosciences, Inc. *	251	3,641
BioCryst Pharmaceuticals, Inc. *	1,855	19,621
CyberArk Software Ltd. *	570	72,968
Envista Holdings Corp. *	1,173	45,221
Glaukos Corp. *	1,253	56,923
Ingersoll Rand, Inc.	1,130	47,551
Inspire Medical Systems, Inc. *	85	15,546
Lantheus Holdings, Inc. *	796	52,581
Legend Biotech Corp., ADR *	1,090	59,931
Madrigal Pharmaceuticals, Inc. *	134	9,588
MaxCyte, Inc. *	835	3,947
Model N, Inc. *(1)	1,980	50,648
Myriad Genetics, Inc. *	1,420	25,805
Nevro Corp. *	225	9,876
Relay Therapeutics, Inc. *	201	3,361
Seagen, Inc. *	78	13,863
STAAR Surgical Co. *	359	25,448
Varex Imaging Corp. *	1,098	23,478
Verastem, Inc. *	1,246	1,446
ViewRay, Inc. *(1)	10,892	28,864
Wolfspeed, Inc. *	960	60,885

		709,554

Total common stocks (Cost $4,141,514)		3,938,599

SHORT-TERM INVESTMENT - 5.5%

INVESTMENT COMPANY - 5.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $234,010)	234,010	234,010

Total investments - 98.9% (Cost $4,375,524)		4,172,609

Other assets less liabilities - 1.1%		49,501

Total net assets - 100.0% #		$4,222,110

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$57,404	1.4%
Consumer Discretionary	194,675	4.7
Consumer Staples	247,504	5.9
Energy	57,702	1.4
Financials	107,237	2.6
Health Care	1,039,587	24.9
Industrials	1,079,284	25.9
Information Technology	1,010,674	24.2
Materials	88,707	2.1
Real Estate	55,825	1.3
Short-Term Investment	234,010	5.6

Total investments	$4,172,609	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AUD	$4,897	0.1%
BRL	66,876	1.6
CAD	242,353	5.8
CHF	276,723	6.7
DKK	231,273	5.5
EUR	617,914	14.8
GBP	592,711	14.3
HKD	4,482	0.1
ILS	40,910	1.0
INR	22,608	0.5
JPY	579,289	13.9
SEK	139,227	3.3
USD	1,353,346	32.4

Total investments	$4,172,609	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 93.1%

Belgium - 2.1%
Groupe Bruxelles Lambert SA	5,511	$460,204

Brazil - 0.8%
Telefonica Brasil SA, ADR	20,574	186,402

Canada - 5.7%
Alimentation Couche-Tard, Inc.	24,023	937,083
Suncor Energy, Inc.	9,585	336,275

		1,273,358

China - 8.0%
Alibaba Group Holding Ltd. *	46,498	663,094
Anhui Conch Cement Co. Ltd., Class H	49,212	213,232
Hengan International Group Co. Ltd.	55,171	259,094
Trip.com Group Ltd. *	22,583	637,771

		1,773,191

Finland - 1.5%
Nokia OYJ, ADR	58,194	268,273
Nokia OYJ	12,797	59,537

		327,810

France - 9.1%
Danone SA	18,772	1,047,717
Safran SA	5,576	550,514
Sodexo SA	5,400	379,511
Sodexo SA (Registered Shares) *(1)(2)	737	51,812

		2,029,554

Germany - 1.5%
Fresenius Medical Care AG & Co. KGaA	6,860	342,422

India - 3.8%
HCL Technologies Ltd.	54,563	672,426
Indus Towers Ltd.	67,586	178,951

		851,377

Ireland - 2.4%
CRH plc	6,475	223,934
Ryanair Holdings plc *	1,846	21,807
Ryanair Holdings plc, Equity-Linked Security *(1)(3)(4)	24,584	290,471

		536,212

Italy - 0.1%
Iveco Group NV *	4,298	22,710

Japan - 1.9%
Nintendo Co. Ltd.	369	159,372
Seven & i Holdings Co. Ltd.	6,472	251,221

		410,593

Mexico - 0.8%
Gruma SAB de CV, Class B	16,928	186,917

Netherlands - 5.1%
ING Groep NV	48,479	479,134
Koninklijke Philips NV	20,759	447,167
Universal Music Group NV	10,027	201,049

		1,127,350

South Korea - 7.2%
NAVER Corp.	2,111	390,293
Samsung Electronics Co. Ltd.	18,925	830,790
Samsung Electronics Co. Ltd. (Preference)	9,568	383,191

		1,604,274

Spain - 1.3%
CaixaBank SA	83,665	290,824

Switzerland - 14.7%
ABB Ltd.	25,373	676,696
Cie Financiere Richemont SA	4,244	451,918
Credit Suisse Group AG	22,440	127,404
Holcim AG *	12,128	518,952
Novartis AG	12,364	1,047,149
UBS Group AG	27,745	447,279

		3,269,398

United Kingdom - 14.6%
Associated British Foods plc	13,872	266,460
Berkeley Group Holdings plc *	4,748	215,256
CNH Industrial NV	19,676	227,229
Compass Group plc	45,957	939,856
Inchcape plc	9,080	76,876
Liberty Global plc, Class A *	8,957	188,551
Liberty Global plc, Class C *	6,771	149,574
Lloyds Banking Group plc	789,428	406,587
RELX plc	26,857	727,752
RELX plc	1,755	47,479

		3,245,620

United States - 12.5%
Arch Capital Group Ltd. *(5)	22,578	1,027,093
Garmin Ltd.	4,810	472,600
GSK plc	11,491	246,966
Sensata Technologies Holding plc(5)	8,887	367,107
Tenaris SA	167	2,148
White Mountains Insurance Group Ltd.	83	103,363
Willis Towers Watson plc	2,829	558,431

		2,777,708

Total common stocks and equity-linked security (Cost $19,758,932)		20,715,924

SHORT-TERM INVESTMENT - 6.0%

INVESTMENT COMPANY - 6.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $1,333,420)	1,333,420	1,333,420

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

Total investments - 99.1% (Cost $21,092,352)	$22,049,344

Other assets less liabilities - 0.9%	210,573

Total net assets - 100.0% #	$22,259,917

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $342,283, or 1.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/01/2020	$63,852	$51,812	0.2%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 – 06/30/2022	$406,080	$290,471	1.3%

(4)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined under the Investment Company Act of 1940.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,454,192	6.6%
Consumer Discretionary	3,888,694	17.6
Consumer Staples	2,948,492	13.4
Energy	338,423	1.5
Financials	4,190,790	19.0
Health Care	2,083,704	9.5
Industrials	2,641,294	12.0
Information Technology	2,214,217	10.0
Materials	956,118	4.3
Short-Term Investment	1,333,420	6.1

Total investments	$22,049,344	100.0%

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$1,273,358	5.8%
CHF	3,269,398	14.8
EUR	4,855,198	22.0
GBP	2,879,753	13.1
HKD	1,773,191	8.0
INR	851,377	3.9
JPY	410,593	1.9
KRW	1,604,274	7.3
MXN	186,917	0.8
USD	4,945,285	22.4

Total investments	$22,049,344	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-Port Part F.

Artisan Mid Cap Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

Auto Components - 1.3%
Aptiv plc *	642	$57,145

Banks - 4.2%
First Republic Bank	533	76,792
SVB Financial Group *	284	112,356

		189,148

Biotechnology - 8.7%
Argenx SE, ADR *(1)	406	153,977
Ascendis Pharma A/S, ADR *(1)	1,374	127,727
BioNTech SE, ADR(1)	313	46,598
Exact Sciences Corp. *	432	17,019
Genmab A/S *(1)	145	46,817

		392,138

Building Products - 2.0%
Advanced Drainage Systems, Inc.	654	58,872
Trex Co., Inc. *	621	33,801

		92,673

Capital Markets - 8.3%
LPL Financial Holdings, Inc.	484	89,214
MSCI, Inc.	223	91,990
Nasdaq, Inc.	721	109,961
Tradeweb Markets, Inc., Class A	1,229	83,906

		375,071

Communications Equipment - 1.9%
Arista Networks, Inc. *	897	84,073

Containers & Packaging - 0.6%
Ball Corp.	373	25,665

Electrical Equipment - 1.7%
Generac Holdings, Inc. *	363	76,400

Electronic Equipment, Instruments & Components - 3.0%
Teledyne Technologies, Inc. *	211	79,332
Trimble, Inc. *	964	56,142

		135,474

Entertainment - 1.0%
Take-Two Interactive Software, Inc. *	361	44,291

Health Care Equipment & Supplies - 2.7%
Cooper Cos., Inc. (The)	89	28,023
Dexcom, Inc. *	633	47,165
Envista Holdings Corp. *	1,217	46,918

		122,106

Health Care Technology - 4.8%
Veeva Systems, Inc., Class A *	1,095	216,881

Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. *	87	113,248

Insurance - 0.9%
Ryan Specialty Holdings, Inc., Class A *	1,022	40,041

Interactive Media & Services - 3.3%
Match Group, Inc. *	1,152	80,267
ZoomInfo Technologies, Inc. *	2,025	67,321

		147,588

Internet & Direct Marketing Retail - 1.2%
Etsy, Inc. *	298	21,817
Global-e Online Ltd. *(1)	1,531	30,872

		52,689

IT Services - 3.6%
Global Payments, Inc.	1,452	160,680

Life Sciences Tools & Services - 7.2%
Agilent Technologies, Inc.	621	73,814
Azenta, Inc.	857	61,786
Evotec SE *(1)	1,175	28,326
Repligen Corp. *	354	57,430
West Pharmaceutical Services, Inc.	348	105,098

		326,454

Machinery - 4.8%
CNH Industrial NV(1)	4,063	47,085
Fortive Corp.	1,078	58,596
Ingersoll Rand, Inc.	2,675	112,547

		218,228

Media - 0.5%
New York Times Co. (The), Class A	855	23,841

Multiline Retail - 0.2%
Dollar Tree, Inc. *	68	10,521

Pharmaceuticals - 4.5%
Catalent, Inc. *	1,910	204,939

Professional Services - 0.5%
Verisk Analytics, Inc.	135	23,363

Semiconductors & Semiconductor Equipment - 7.4%
Entegris, Inc.	721	66,456
Lattice Semiconductor Corp. *	2,311	112,085
Monolithic Power Systems, Inc.	169	65,089
ON Semiconductor Corp. *	1,852	93,185

		336,815

Software - 15.1%
Atlassian Corp. plc, Class A *	834	156,379
Bill.com Holdings, Inc. *	345	37,957
Ceridian HCM Holding, Inc. *	242	11,376
Datadog, Inc., Class A *	704	67,081
HubSpot, Inc. *	539	162,051
Synopsys, Inc. *	355	107,667
Tyler Technologies, Inc. *	157	52,195
Zscaler, Inc. *	606	90,659

		685,365

Specialty Retail - 2.0%
Burlington Stores, Inc. *	525	71,560
Five Below, Inc. *	184	20,919

		92,479

Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. *	205	55,926

Total common stocks (Cost $3,487,551)		4,303,242

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 4.2%

INVESTMENT COMPANY - 4.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $190,357)	190,357	190,357

Total investments - 99.3% (Cost $3,677,908)		4,493,599

Other assets less liabilities - 0.7%		30,003

Total net assets - 100.0% #		$4,523,602

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
BioNTech SE	Germany	USD
CNH Industrial NV	United Kingdom	USD
Evotec SE	Germany	EUR
Genmab A/S	Denmark	DKK
Global-e Online Ltd.	Israel	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$215,720	4.8%
Consumer Discretionary	382,008	8.5
Financials	604,260	13.5
Health Care	1,262,518	28.1
Industrials	410,664	9.1
Information Technology	1,402,407	31.2
Materials	25,665	0.6
Short-Term Investment	190,357	4.2

Total investments	$4,493,599	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
DKK	$46,817	1.0%
EUR	28,326	0.6
USD	4,418,456	98.4

Total investments	$4,493,599	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

Aerospace & Defense - 1.7%
CAE, Inc. *(1)	1,104	$27,176

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	137	13,347

Auto Components - 4.1%
BorgWarner, Inc.	915	30,540
Gentex Corp.	1,205	33,705

		64,245

Banks - 4.0%
First Citizens BancShares, Inc., Class A	50	32,557
M&T Bank Corp.	186	29,685

		62,242

Capital Markets - 5.9%
Carlyle Group, Inc. (The)	950	30,091
Moelis & Co., Class A	737	28,982
Northern Trust Corp.	337	32,556

		91,629

Chemicals - 3.5%
Celanese Corp.	206	24,193
Corteva, Inc.	554	30,013

		54,206

Consumer Finance - 2.0%
Synchrony Financial	1,119	30,901

Diversified Consumer Services - 2.2%
H&R Block, Inc.	978	34,533

Electric Utilities - 2.9%
OGE Energy Corp.	1,166	44,948

Electrical Equipment - 2.8%
nVent Electric plc	1,387	43,458

Electronic Equipment, Instruments & Components - 1.7%
Vontier Corp.	1,173	26,961

Energy Equipment & Services - 2.7%
NOV, Inc.	2,508	42,414

Entertainment - 2.8%
Electronic Arts, Inc.	244	29,676
Lions Gate Entertainment Corp., Class A *	464	4,324
Lions Gate Entertainment Corp., Class B *	1,015	8,958

		42,958

Equity Real Estate Investment Trusts (REITs) - 6.0%
Lamar Advertising Co., Class A	470	41,342
PS Business Parks, Inc.	46	8,651
Public Storage	67	20,949
STORE Capital Corp.	841	21,934

		92,876

Food & Staples Retailing - 4.2%
Kroger Co. (The)	755	35,749
Sysco Corp	352	29,789

		65,538

Food Products - 2.9%
Tyson Foods, Inc., Class A	521	44,838

Health Care Equipment & Supplies - 1.7%
DENTSPLY SIRONA, Inc.	730	26,096

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	174	24,552
Centene Corp. *	536	45,375

		69,927

Hotels, Restaurants & Leisure - 6.6%
Expedia Group, Inc. *	377	35,794
Marriott International, Inc., Class A	260	35,421
Vail Resorts, Inc.	144	31,429

		102,644

Insurance - 7.2%
Arch Capital Group Ltd. *	1,060	48,234
Globe Life, Inc.	475	46,310
Progressive Corp. (The)	160	18,556

		113,100

Interactive Media & Services - 1.7%
IAC/InterActiveCorp *	348	26,418

Machinery - 1.7%
Otis Worldwide Corp.	373	26,349

Media - 8.6%
Cable One, Inc.	27	34,184
Liberty Broadband Corp., Class C *	106	12,222
Liberty Media Corp.-Liberty SiriusXM, Class A *	392	14,125
Liberty Media Corp.-Liberty SiriusXM, Class C *	390	14,045
News Corp., Class A	1,949	30,361
Omnicom Group, Inc.	450	28,619

		133,556

Real Estate Management & Development - 1.5%
Jones Lang LaSalle, Inc. *	137	23,903

Road & Rail - 3.1%
AMERCO	103	49,169

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	411	60,063

Software - 2.1%
Check Point Software Technologies Ltd. *(1)	273	33,239

Specialty Retail - 2.4%
AutoNation, Inc. *	339	37,874

Technology Hardware, Storage & Peripherals - 1.6%
NetApp, Inc.	377	24,574

Trading Companies & Distributors - 1.5%
Air Lease Corp.	711	23,762

Total common stocks (Cost $1,032,025)		1,532,944

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 0.9%

INVESTMENT COMPANY - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $13,339)	13,339	13,339

Total investments - 99.2% (Cost $1,045,364)		1,546,283

Other assets less liabilities - 0.8%		13,092

Total net assets - 100.0% #		$1,559,375

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$202,932	13.1%
Consumer Discretionary	239,296	15.5
Consumer Staples	110,376	7.1
Energy	42,414	2.7
Financials	297,872	19.3
Health Care	96,023	6.2
Industrials	183,261	11.8
Information Technology	144,837	9.4
Materials	54,206	3.5
Real Estate	116,779	7.6
Utilities	44,948	2.9
Short-Term Investment	13,339	0.9

Total investments	$1,546,283	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

Aerospace & Defense - 1.9%
BAE Systems plc(1)	53	$539

Air Freight & Logistics - 2.0%
FedEx Corp.	2	557

Airlines - 1.9%
Southwest Airlines Co. *	15	544

Automobiles - 4.8%
Harley-Davidson, Inc.	43	1,375

Banks - 4.7%
Citigroup, Inc.	29	1,332

Capital Markets - 5.1%
Bank of New York Mellon Corp. (The)	35	1,442

Chemicals - 5.4%
Axalta Coating Systems Ltd. *	70	1,538

Construction Materials - 4.4%
HeidelbergCement AG(1)	26	1,243

Consumer Finance - 4.8%
American Express Co.	10	1,348

Diversified Financial Services - 5.9%
Berkshire Hathaway, Inc., Class B *	6	1,671

Food Products - 4.9%
Danone SA(1)	25	1,378

Health Care Equipment & Supplies - 4.9%
DENTSPLY SIRONA, Inc.	39	1,395

Health Care Providers & Services - 5.5%
Elevance Health, Inc.	3	1,547

Hotels, Restaurants & Leisure - 4.3%
Aramark	11	352
Expedia Group, Inc. *	9	858

		1,210

Insurance - 11.9%
Alleghany Corp. *	1	955
Marsh & McLennan Cos., Inc.	5	806
Progressive Corp. (The)	14	1,615

		3,376

Interactive Media & Services - 10.1%
Alphabet, Inc., Class A *	1	1,490
Meta Platforms, Inc., Class A *	8	1,368

		2,858

Internet & Direct Marketing Retail - 5.1%
Alibaba Group Holding Ltd., ADR *(1)	13	1,453

Semiconductors & Semiconductor Equipment - 2.6%
Lam Research Corp.	2	734

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5	823

Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co. Ltd.(1)	26	1,122

Total common stocks (Cost $29,084)		27,485

SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $759)	759	759

Total investments - 99.8% (Cost $29,843)		28,244

Other assets less liabilities - 0.2%		45

Total net assets - 100.0%#		$28,289

Artisan Select Equity Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
BAE Systems plc	United Kingdom	GBP
Danone SA	France	EUR
HeidelbergCement AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,858	10.1%
Consumer Discretionary	4,861	17.2
Consumer Staples	1,378	4.9
Financials	9,169	32.5
Health Care	2,942	10.4
Industrials	1,640	5.8
Information Technology	1,856	6.6
Materials	2,781	9.8
Short-Term Investment	759	2.7

Total investments	$28,244	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$2,621	9.3%
GBP	539	1.9
KRW	1,122	4.0
USD	23,962	84.8

Total investments	$28,244	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.4%

Banks - 1.5%
Live Oak Bancshares, Inc.	449	$15,215
Silvergate Capital Corp., Class A *	225	12,071

		27,286

Biotechnology - 22.7%
Argenx SE, ADR *(1)	268	101,648
Ascendis Pharma A/S, ADR *(1)	730	67,829
Avid Bioservices, Inc. *	665	10,143
Denali Therapeutics, Inc. *	262	7,717
Halozyme Therapeutics, Inc. *	3,523	155,033
Iovance Biotherapeutics, Inc. *	1,606	17,731
Veracyte, Inc. *	2,219	44,166

		404,267

Building Products - 2.7%
Advanced Drainage Systems, Inc.	392	35,304
Trex Co., Inc. *	241	13,142

		48,446

Capital Markets - 1.9%
Morningstar, Inc.	138	33,379

Construction & Engineering - 4.0%
Valmont Industries, Inc.	313	70,404

Diversified Consumer Services - 1.6%
Chegg, Inc. *	1,497	28,109

Electrical Equipment - 0.8%
Shoals Technologies Group, Inc., Class A *	824	13,584

Electronic Equipment, Instruments & Components - 3.4%
Novanta, Inc. *	499	60,472

Food Products - 0.6%
Freshpet, Inc. *	202	10,506

Health Care Equipment & Supplies - 5.9%
Envista Holdings Corp. *	243	9,349
iRhythm Technologies, Inc. *	133	14,363
Penumbra, Inc. *	33	4,096
Shockwave Medical, Inc. *	404	77,208

		105,016

Health Care Providers & Services - 1.0%
Option Care Health, Inc. *	661	18,361

Health Care Technology - 0.6%
OptimizeRx Corp. *	408	11,178

Hotels, Restaurants & Leisure - 3.9%
Papa John’s International, Inc.	464	38,790
Wingstop, Inc.	411	30,744

		69,534

Interactive Media & Services - 1.0%
Eventbrite, Inc., Class A *	1,822	18,714

Internet & Direct Marketing Retail - 1.2%
Etsy, Inc. *	117	8,600
Global-e Online Ltd. *(1)	414	8,352
ThredUp, Inc., Class A *	1,713	4,282

		21,234

IT Services - 0.9%
BigCommerce Holdings, Inc., Series 1 *	970	15,709

Leisure Products - 0.5%
YETI Holdings, Inc. *	226	9,785

Life Sciences Tools & Services - 3.3%
Azenta, Inc.	407	29,318
Repligen Corp. *	179	29,115

		58,433

Machinery - 3.6%
Ingersoll Rand, Inc.	1,348	56,705
John Bean Technologies Corp.	53	5,906
Kornit Digital Ltd. *(1)	75	2,390

		65,001

Real Estate Management & Development - 0.5%
Compass, Inc., Class A *	2,234	8,066

Semiconductors & Semiconductor Equipment - 12.7%
Allegro MicroSystems, Inc. *(1)	1,058	21,886
Ambarella, Inc. *	155	10,153
Lattice Semiconductor Corp. *	1,952	94,670
Monolithic Power Systems, Inc.	207	79,544
Wolfspeed, Inc. *	326	20,655

		226,908

Software - 22.2%
Avalara, Inc. *	354	25,006
Bentley Systems, Inc., Class B	755	25,148
Blackline, Inc. *	1,030	68,616
BTRS Holdings, Inc., Class 1 *	1,311	6,528
DoubleVerify Holdings, Inc. *	1,012	22,945
Freshworks, Inc., Class A *	819	10,771
Guidewire Software, Inc. *	592	42,024
HubSpot, Inc. *	86	25,847
Olo, Inc., Class A *	1,297	12,798
Paycor HCM, Inc. *	814	21,158
Procore Technologies, Inc. *	130	5,887
Q2 Holdings, Inc. *	1,020	39,338
Sprout Social, Inc., Class A *	252	14,608
Tyler Technologies, Inc. *	120	39,962
Workiva, Inc. *	542	35,739

		396,375

Specialty Retail - 2.9%
Five Below, Inc. *	44	5,012
Floor & Decor Holdings, Inc., Class A *	426	26,811
Leslie’s, Inc. *	1,252	19,011

		50,834

Total common stocks (Cost $1,536,568)		1,771,601

Total investments - 99.4% (Cost $1,536,568)		1,771,601

Other assets less liabilities - 0.6%		10,579

Total net assets - 100.0% #		$1,782,180

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Global-e Online Ltd.	Israel	USD
Kornit Digital Ltd.	Israel	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$18,714	1.1%
Consumer Discretionary	179,496	10.1
Consumer Staples	10,506	0.6
Financials	60,665	3.4
Health Care	597,255	33.7
Industrials	197,435	11.1
Information Technology	699,464	39.5
Real Estate	8,066	0.5

Total investments	$1,771,601	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

Argentina - 1.7%
Despegar.com Corp. *	89	$719
Grupo Financiero Galicia SA, ADR	61	421

		1,140

Brazil - 7.4%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	641	338
GPS Participacoes e Empreendimentos SA	308	630
Itau Unibanco Holding SA (Preference)	233	1,011
Lojas Renner SA *	89	386
MercadoLibre, Inc. *	2	1,232
Vale SA	90	1,315

		4,912

Chile - 1.7%
Empresa Nacional de Telecomunicaciones SA	171	535
Vina Concha y Toro SA	443	606

		1,141

China - 25.9%
Alibaba Group Holding Ltd. *	238	3,390
Baidu, Inc., Class A *	65	1,234
Baozun, Inc., ADR *	18	192
China Traditional Chinese Medicine Holdings Co. Ltd.	2,618	1,618
Estun Automation Co. Ltd., Class A	605	2,214
Kingsoft Cloud Holdings Ltd., ADR *	57	254
NIO, Inc., ADR *	34	729
Noah Holdings Ltd., ADR *	28	560
Prosus NV *	26	1,725
Tongwei Co. Ltd., Class A	96	861
Trip.com Group Ltd. *	29	818
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	152	881
Zhuzhou CRRC Times Electric Co. Ltd.	528	2,603

		17,079

Greece - 2.6%
Alpha Services & Holdings SA *	997	869
Mytilineos SA	57	833

		1,702

Hong Kong - 5.0%
AIA Group Ltd.	127	1,373
China High Precision Automation Group Ltd. *(1)(2)	9,066	—
Sino Biopharmaceutical Ltd.	3,031	1,920

		3,293

India - 9.5%
Havells India Ltd.	84	1,167
ICICI Bank Ltd.	224	2,003
Infosys Ltd.	54	995
Reliance Industries Ltd. *	63	2,079

		6,244

Indonesia - 2.2%
Bank Rakyat Indonesia Persero Tbk. PT	3,260	908
Indofood CBP Sukses Makmur Tbk. PT	847	543

		1,451

Kazakhstan - 1.4%
Kaspi.KZ JSC, GDR	20	891

Malaysia - 1.4%
Public Bank Bhd	949	941

Mexico - 3.1%
Cemex SAB de CV *	1,028	401
Corp. Inmobiliaria Vesta SAB de CV	498	929
Fomento Economico Mexicano SAB de CV	108	731

		2,061

Peru - 1.2%
Credicorp Ltd.	7	783

Portugal - 0.4%
Jeronimo Martins SGPS SA	12	269

Russia - 0.0%
LUKOIL PJSC, ADR (1)(2)	19	—
MMC Norilsk Nickel PJSC, ADR (1)(2)	39	—
Ozon Holdings plc, ADR *(1)(2)	25	—
Polyus PJSC, GDR (1)(2)	24	—
Sberbank of Russia PJSC *(1)(2)	265	—
Yandex NV, Class A *(1)(2)	14	—

		—

Singapore - 0.4%
Sea Ltd., ADR *	4	289

South Africa - 1.6%
FirstRand Ltd.	278	1,067

South Korea - 10.7%
HYBE Co. Ltd. *	5	552
Samsung Biologics Co. Ltd. *	2	1,298
Samsung Electronics Co. Ltd.	102	4,485
Shinhan Financial Group Co. Ltd.	26	747

		7,082

Taiwan - 17.9%
E Ink Holdings, Inc.	385	2,441
MediaTek, Inc.	88	1,922
Sunny Friend Environmental Technology Co. Ltd.	167	1,109

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

Taiwan Semiconductor Manufacturing Co. Ltd.	397	6,350

		11,822

Thailand - 0.7%
Bangkok Bank PCL (1)	127	476

United States - 1.1%
Globant SA *	4	709

Vietnam - 0.4%
Vietnam Technological & Commercial Joint Stock Bank *	155	237

Total common stocks (Cost $68,874)		63,589

SHORT-TERM INVESTMENT - 0.9%

INVESTMENT COMPANY - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $598)	598	598

Total investments - 97.2% (Cost $69,472)		64,187

Other assets less liabilities - 2.8%		1,883

Total net assets - 100.0% #		$66,070

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $476, or 0.7% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,610	4.1%
Consumer Discretionary	9,191	14.4
Consumer Staples	3,010	4.7
Energy	2,079	3.2
Financials	12,287	19.1
Health Care	4,836	7.5
Industrials	8,894	13.9
Information Technology	18,037	28.1
Materials	1,716	2.7
Real Estate	929	1.4
Short-Term Investment	598	0.9

Total investments	$64,187	100.0%

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$3,680	5.7%
CLP	1,141	1.8
CNY	3,956	6.2
EUR	3,696	5.8
HKD	12,956	20.1
IDR	1,451	2.3
INR	6,244	9.7
KRW	7,082	11.0
MXN	2,061	3.2
MYR	941	1.5
THB	476	0.7
TWD	11,822	18.4
USD	7,377	11.5
VND	237	0.4
ZAR	1,067	1.7

Total investments	$64,187	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.6%

Aerospace & Defense - 9.6%
Airbus SE (1)	62	$5,998
Northrop Grumman Corp.	16	7,775
Raytheon Technologies Corp.	56	5,399
Safran SA (1)	53	5,204

		24,376

Air Freight & Logistics - 3.9%
FedEx Corp.	44	9,882

Banks - 1.8%
Bank of America Corp.	148	4,621

Biotechnology - 2.9%
Vertex Pharmaceuticals, Inc. *	26	7,425

Capital Markets - 8.4%
Blackstone, Inc.	53	4,802
CME Group, Inc.	20	4,166
Goldman Sachs Group, Inc. (The)	21	6,192
Morgan Stanley	83	6,318

		21,478

Communications Equipment - 1.6%
Cisco Systems, Inc.	95	4,047

Consumer Finance - 1.9%
Synchrony Financial	176	4,874

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B *	17	4,665

Energy Equipment & Services - 2.5%
Schlumberger NV	179	6,408

Entertainment - 6.6%
Electronic Arts, Inc.	43	5,257
Netflix, Inc. *	25	4,321
Walt Disney Co. (The) *	33	3,118
Warner Bros Discovery, Inc. *	304	4,087

		16,783

Health Care Equipment & Supplies - 4.3%
Koninklijke Philips NV (1)	267	5,750
Medtronic plc	58	5,232

		10,982

Health Care Providers & Services - 4.2%
Cigna Corp.	27	7,062
Fresenius Medical Care AG & Co. KGaA (1)	73	3,641

		10,703

Hotels, Restaurants & Leisure - 8.5%
Booking Holdings, Inc. *	4	7,837
Compass Group plc (1)	385	7,873
Marriott International, Inc., Class A	43	5,876

		21,586

Insurance - 3.1%
Arch Capital Group Ltd. *	174	7,902

Interactive Media & Services - 8.4%
Alphabet, Inc., Class C *	6	12,902
Meta Platforms, Inc., Class A *	52	8,452

		21,354

IT Services - 2.8%
Visa, Inc., Class A	36	7,158

Media - 3.1%
Comcast Corp., Class A	202	7,916

Oil, Gas & Consumable Fuels - 3.5%
EOG Resources, Inc.	81	8,933

Pharmaceuticals - 3.1%
Merck & Co., Inc.	85	7,793

Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors NV (1)	30	4,415

Specialty Retail - 2.0%
AutoNation, Inc. *	44	4,959

Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co. Ltd. (Preference) (1)	160	6,389

Tobacco - 5.7%
Altria Group, Inc.	151	6,312
Philip Morris International, Inc.	84	8,300

		14,612

Trading Companies & Distributors - 1.7%
Air Lease Corp.	126	4,206

Total common stocks (Cost $190,688)		243,467

SHORT-TERM INVESTMENT - 3.2%

INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34% (Cost $8,255)	8,255	8,255

Total investments - 98.8% (Cost $198,943)		251,722

Other assets less liabilities - 1.2%		3,029

Total net assets - 100.0% #		$254,751

Artisan Value Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Fresenius Medical Care AG & Co. KGaA	Germany	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$46,053	18.3%
Consumer Discretionary	26,545	10.5
Consumer Staples	14,612	5.8
Energy	15,341	6.1
Financials	43,540	17.3
Health Care	36,903	14.7
Industrials	38,464	15.3
Information Technology	22,009	8.7
Short-Term Investment	8,255	3.3

Total investments	$251,722	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$20,593	8.2%
GBP	7,873	3.1
KRW	6,389	2.5
USD	216,867	86.2

Total investments	$251,722	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Artisan Value Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.4%

Aerospace & Defense - 5.0%
Airbus SE (1)	1	$120
Raytheon Technologies Corp.	2	221
Safran SA (1)	1	128

		469

Banks - 3.7%
Bank of America Corp.	5	159
Bank of Hawaii Corp.	3	195

		354

Beverages - 4.1%
Coca-Cola Co. (The)	3	183
Heineken Holding NV (1)	3	204

		387

Capital Markets - 15.2%
Blackstone, Inc.	2	141
Carlyle Group, Inc. (The)	6	177
CME Group, Inc.	1	163
Cohen & Steers, Inc.	3	165
GCM Grosvenor, Inc., Class A	19	131
Goldman Sachs Group, Inc. (The)	0	118
Moelis & Co., Class A	5	203
Morgan Stanley	2	120
Northern Trust Corp.	2	217

		1,435

Communications Equipment - 1.5%
Cisco Systems, Inc.	3	145

Consumer Finance - 1.2%
Synchrony Financial	4	115

Diversified Consumer Services - 2.2%
H&R Block, Inc. (2)	6	205

Electric Utilities - 6.3%
IDACORP, Inc.	1	110
OGE Energy Corp.	5	210
Portland General Electric Co.	3	128
PPL Corp.	6	150

		598

Electrical Equipment - 2.7%
nVent Electric plc	8	251

Equity Real Estate Investment Trusts (REITs) - 8.5%
Camden Property Trust	1	108
Lamar Advertising Co., Class A	3	296
Public Storage	1	207
STORE Capital Corp.	7	191

		802

Food & Staples Retailing - 1.5%
Sysco Corp.	2	146

Food Products - 2.5%
Tyson Foods, Inc., Class A	3	237

Gas Utilities - 1.6%
Atmos Energy Corp.	1	152

Health Care Equipment & Supplies - 3.8%
Koninklijke Philips NV (1)	7	156
Medtronic plc	2	200

		356

Health Care Providers & Services - 1.1%
Fresenius Medical Care AG & Co. KGaA (1)	2	106

Hotels, Restaurants & Leisure - 3.3%
Compass Group plc (1)	9	194
Vail Resorts, Inc.	1	115

		309

IT Services - 1.8%
Visa, Inc., Class A	1	167

Machinery - 2.1%
Otis Worldwide Corp.	3	195

Media - 5.4%
Cable One, Inc.	0	138
Comcast Corp., Class A	6	240
Omnicom Group, Inc.	2	137

		515

Oil, Gas & Consumable Fuels - 3.0%
EOG Resources, Inc.	3	280

Pharmaceuticals - 2.3%
Merck & Co., Inc.	2	219

Professional Services - 1.5%
Applus Services SA (1)	20	142

Technology Hardware, Storage & Peripherals - 4.2%
NetApp, Inc.	3	192
Samsung Electronics Co. Ltd. (Preference) (1)	5	208

		400

Tobacco - 6.6%
Altria Group, Inc.	7	291
Philip Morris International, Inc.	3	328

		619

Trading Companies & Distributors - 0.3%
Air Lease Corp.	1	32

Total common stocks (Cost $9,853)		8,636

	Principal Amount
CORPORATE BONDS - 3.2%

Aerospace & Defense - 2.1%
Boeing Co. (The) 1.43%, 2/4/2024	$209	199

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

Principal amount, shares and dollar values in thousands

Diversified Financial Services - 1.1%
Air Lease Corp. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.12%, 12/15/2026 (3)(4)	149	107

Total corporate bonds (Cost $335)		306

CONVERTIBLE BONDS - 1.7%

Internet - 0.4%
Twitter, Inc.
Zero Coupon, 3/15/2026	46	41

Media - 1.3%
Cable One, Inc.
Zero Coupon, 3/15/2026	75	62
1.13%, 3/15/2028	73	61

		123

Total convertible bonds (Cost $160)		164

CONVERTIBLE PREFERRED STOCK - 1.5%

Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023 (Cost $158)	1	138

	Shares Held
SHORT-TERM INVESTMENTS - 3.6%

INVESTMENT COMPANIES - 3.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.34%	115	115
Federated Treasury Obligations Fund - Institutional Class, 1.38%	112	112
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.31%	111	111

Total short-term investments (Cost $338)		338

Total investments - 101.4% (Cost $10,844)		9,582

Written Option Contracts - 0.0%^ (Premiums received $(2))		(2)

Other assets less liabilities - (1.4%)		(131)

Total net assets - 100.0% #		$9,449

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Applus Services SA	Spain	EUR
Compass Group plc	United Kingdom	GBP
Fresenius Medical Care AG & Co. KGaA	Germany	EUR
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	At June 30, 2022, all or a portion of this security was pledged to cover collateral requirements for written options.
(3)	Perpetual security. The rate reflected was the rate in effect on June 30, 2022. The maturity date reflects the next call date.
(4)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.

Written Option Contracts

Call Option

Dollar values in thousands

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
8	H&R Block, Inc.	$37.00	$28	10/21/22	$(2)	$(2)	$—	(1)

Total written option contracts					$(2)	$(2)	$—	(1)

‡	One contract is equal to 100 shares.
(1)	Amount rounds to less than one.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$679	7.1%
Consumer Discretionary	514	5.4
Consumer Staples	1,389	14.5
Energy	280	2.9
Financials	1,904	19.9
Health Care	819	8.5
Industrials	1,395	14.6
Information Technology	712	7.4
Real Estate	802	8.4
Utilities	750	7.8
Short-Term Investment	338	3.5

Total investments	$9,582	100.0%

Artisan Value Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$856	8.9%
GBP	194	2.0
KRW	208	2.2
USD	8,324	86.9

Total investments	$9,582	100.0%

Definitions of abbreviations and footnotes are detailed on page 1.

See notes to N-PORT Part F.

Notes to N-PORT Part F – June 30, 2022 (UNAUDITED)

As of June 30, 2022, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, swaptions, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company. Equity securities acquired in private investments in public equity (“PIPEs”) are generally restricted as to resale and not freely tradeable by the Funds. The securities were generally valued at the common share market price adjusted by a percentage

Notes to N-PORT Part F – June 30, 2022 (UNAUDITED) - (continued)

discount due to the restrictions when such securities are unregistered common shares or otherwise convertible into the publicly traded common shares (applying any applicable conversion factors).

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent valuation event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent valuation events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would

Notes to N-PORT Part F – June 30, 2022 (UNAUDITED) - (continued)

receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. PIPE investments are generally categorized as Level 3. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Notes to N-PORT Part F – June 30, 2022 (UNAUDITED) - (continued)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2022 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$2,186,764	$—	$—		$2,186,764
Emerging Asia	1,227,079	—	—		1,227,079
Europe, Middle East & Africa	—	—	—	(3)	—
Latin America	272,304	—	—		272,304
Total Investments	$3,686,147	$—	$—	(3)	$3,686,147
Emerging Markets Debt Opportunities
Sovereign Government Bonds(1)	$—	$11,667	$—		$11,667
Corporate Bonds(1)	—	1,450	—		1,450
Option Purchased	—	4	—		4
U.S. Treasury Obligations	—	6,398	—		6,398
Investment Companies	451	—	—		451
Total Investments	451	19,519	—		19,970
Foreign Currency Forward Contracts(2)	—	13	1		14
Futures(2)	30	—	—		30
Centrally Cleared Interest Rate Swaps(2)	—	(25)	—		(25)
Total	$481	$19,507	$1		$19,989
Floating Rate
Bank Loans(1)	$—	$40,812	$—		$40,812
Corporate Bonds(1)	—	2,912	—		2,912
Investment Companies	1,805	—	—		1,805
Total Investments	$1,805	$43,724	$—		$45,529
Focus
Common Stocks(1)	$1,655,554	$—	$—		$1,655,554
Options Purchased	18,799	—	—		18,799
Investment Company	98,379	—	—		98,379
Total Investments	1,772,732	—	—		1,772,732
Foreign Currency Forward Contracts(2)	—	330	—		330
Total	$1,772,732	$330	$—		$1,773,062
Global Discovery
Common Stocks(1)
Americas	$168,688	$—	$—		$168,688
Emerging Markets	8,413	—	—		8,413
Europe	57,475	—	—		57,475
Pacific Basin	14,264	—	—		14,264
Investment Company	14,369	—	—		14,369
Total Investments	$263,209	$—	$—		$263,209
Global Equity
Common Stocks(1)
Americas	$113,593	$—	$—		$113,593
Emerging Markets	14,112	—	—	(3)	14,112
Europe	71,344	—	—		71,344
Pacific Basin	5,831	—	—		5,831
Total Investments	$204,880	$—	$—	(3)	$204,880
Global Opportunities
Common Stocks(1)
Americas	$1,948,513	$—	$—		$1,948,513
Emerging Markets	29,112	—	—		29,112
Europe	955,304	—	—		955,304
Pacific Basin	322,940	—	—		322,940
Investment Company	162,960	—	—		162,960
Total Investments	$3,418,829	$—	$—		$3,418,829
Global Unconstrained
Sovereign Government Bonds(1)	$—	$4,803	$—		$4,803
Corporate Bonds(1)	—	870	—		870
Options Purchased	—	2	—		2
Sovereign Government Treasury Bill	—	572	—		572
U.S. Treasury Obligations	—	4,998	—		4,998
Repurchase Agreement	—	63	—		63
Investment Companies	1,169	—	—		1,169
Total Investments before securities sold short	1,169	11,308	—		12,477
Sovereign Government Bonds	—	(52)	—		(52)
Total Investments after securities sold short	1,169	11,256	—		12,425
Foreign Currency Forward Contracts(2)	—	48	22		70
Futures(2)	12	—	—		12
Centrally Cleared Credit Default Swaps(2)	—	51	—		51
Centrally Cleared Interest Rate Swaps(2)	—	39	—		39
Total	$1,181	$11,394	$22		$12,597
Global Value
Common Stocks(1)
Americas	$893,093	$—	$—		$893,093
Emerging Markets	184,482	—	—		184,482
Europe	776,267	—	—		776,267
Pacific Basin	57,045	—	—		57,045
Investment Company	52,503	—	—		52,503
Total Investments	$1,963,390	$—	$—		$1,963,390
High Income
Corporate Bonds(1)	$—	$4,289,137	$—		$4,289,137
Bank Loans(1)	—	1,020,712	—		1,020,712
Common Stock(1)	—	24,386	—		24,386
Investment Company	308,384	—	—		308,384
Total Investments	308,384	5,334,235	-		5,642,619
Foreign Currency Forward Contracts(2)	—	43	—		43
Futures(2)	319	—	—		319
Total	$308,703	$5,334,278	$—		$5,642,981
International
Common Stocks and Equity-Linked Security(1)
Americas	$1,331,769	$—	$—		$1,331,769
Emerging Markets	215,412	—	—	(3)	215,412
Europe	4,061,696	133,806	—		4,195,502
Middle East	10,162	—	—		10,162
Pacific Basin	50,104	—	—		50,104
Investment Company	118,515	—	—		118,515
Total Investments	$5,787,658	$133,806	$—	(3)	$5,921,464
International Explorer
Common Stocks(1)
Americas	$1,599	$—	$—		$1,599
Emerging Markets	2,684	—	—		2,684
Europe	5,117	—	—		5,117
Pacific Basin	1,462	—	—		1,462
Investment Companies	2,365	—	—		2,365
Total Investments	$13,227	$—	$—		$13,227
International Small-Mid
Common Stocks(1)
Americas	$951,907	$—	$—		$951,907
Emerging Markets	244,889	—	—		244,889
Europe	1,840,801	—	—		1,840,801
Middle East	316,816	—	—		316,816
Pacific Basin	584,186	—	—		584,186
Investment Company	234,010	—	—		234,010
Total Investments	$4,172,609	$—	$—		$4,172,609
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$4,051,066	$—	$—		$4,051,066
Emerging Markets	4,602,161	—	—		4,602,161
Europe	11,309,821	342,283	—		11,652,104
Pacific Basin	410,593	—	—		410,593
Investment Company	1,333,420	—	—		1,333,420
Total Investments	21,707,061	342,283	—		22,049,344
Mid Cap
Common Stocks(1)	$4,303,242	$—	$—		$4,303,242
Investment Company	190,357	—	—		190,357
Total Investments	$4,493,599	$—	$—		$4,493,599
Mid Cap Value
Common Stocks(1)	$1,532,944	$—	$—		$1,532,944
Investment Company	13,339	—	—		13,339
Total Investments	$1,546,283	$—	$—		$1,546,283
Select Equity
Common Stocks(1)	$27,485	$—	$—		$27,485
Investment Company	759	—	—		759
Total Investments	$28,244	$—	$—		$28,244
Small Cap
Common Stocks(1)	$1,771,601	$—	$—		$1,771,601
Total Investments	$1,771,601	$—	$—		$1,771,601
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$4,560	$—	$—	(3)	$4,560
Emerging Asia	44,856	476	—		45,332
Europe, Middle East & Africa	3,660	—	—	(3)	3,660
Latin America	10,037	—	—		10,037
Investment Company	598	—	—		598
Total Investments	$63,711	$476	$—	(3)	$64,187
Value
Common Stocks(1)	$243,467	$—	$—		$243,467
Investment Company	8,255	—	—		8,255
Total Investments	$251,722	$—	$—		$251,722
Value Income
Common Stocks(1)	$8,636	$—	$—		$8,636
Corporate Bonds(1)	—	306	—		306
Convertible Preferred Stock(1)	138	—	—		138
Convertible Bonds(1)	—	164	—		164
Investment Companies	338	—	—		338
Total Investments	9,112	470	—		9,582
Written Option Contracts	(2)	—	—		(2)
Total	$9,110	$470	$—		$9,580

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)

Foreign currency forward contracts, futures contracts and centrally cleared swaps contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)	Valued at $0.

Notes to N-PORT Part F – June 30, 2022 (UNAUDITED) - (continued)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2022		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Developing World Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
Emerging Markets Debt Opportunities Fund
Foreign Currency Forward Contract	$1		Forward points	Decrease
Global Equity Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
Global Unconstrained Fund
Foreign Currency Forward Contract	$22		Forward points	Decrease
International Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

Notes to N-PORT Part F – June 30, 2022 (UNAUDITED) - (continued)

As of June 30, 2022, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Developing World Fund	Emerging Markets Debt Opportunities Fund*	Global Equity Fund	Global Unconstrained Fund**	International Fund	Sustainable Emerging Markets Fund
Balance as of September 30, 2021	$—	$—	$—	$—	$—	$— (1)
Transfers into Level 3	97,770	—	4,316	—	150,517	6,589
Net change in unrealized appreciation (depreciation)	(121,031)	1	(8,667)	22	(300,969)	(8,186)
Purchases	48,497	—	5,123	—	171,993	2,075
Sales	(25,474)	—	(641)	—	(18,078)	(413)
Accrued Amortization	—	—	—	—	—	—
Realized Gain/(Loss)	238	—	(131)	—	(3,463)	(65)
Transfers out of Level 3	—	—	—	—	—	—

Balance as of June 30, 2022	$— (1)	$1	$— (1)	$22	$— (1)	$— (1)

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2022	$(121,031)	$1	$(8,667)	$22	$(300,969)	$(8,186)

*	Fund launched on April 7, 2022.
**	Fund launched on March 31, 2022.
(1)	Includes one or more investments valued at $0.

Notes to N-PORT Part F – June 30, 2022 (UNAUDITED) - (continued)

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2022 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2022.

Transactions in securities of affiliates:

	As of 09/30/2021						As of 06/30/2022
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Small-Mid Fund
Carenet, Inc.	3,666	$45,772	$—	$(2,181)	$(2,535)	$(18,784)	3,321	$22,272	$172
CKD Corp.	4,443	94,824	—	(6,630)	(3,810)	(33,354)	4,007	51,030	1,587
Daikokutenbussan Co. Ltd.	965	56,662	—	(3,271)	(3,787)	(24,454)	875	25,150	185
Model N, Inc.*	2,194	73,484	—	(5,092)	(3,894)	(13,850)	1,980	50,648	—
Raccoon Holdings, Inc.	2,214	31,135	—	(3,562)	(3,002)	(1,045)	1,913	23,526	331
Radware Ltd.*†	2,736	92,248	1,358	(23,417)	1,937	(28,701)	2,004	43,425	—
Temairazu, Inc.†	363	20,866	—	(1,813)	(674)	(6,207)	321	12,172	61
Ubicom Holdings, Inc.	928	24,206	—	(1,728)	(1,754)	(6,274)	837	14,450	59
ViewRay, Inc.*	12,082	87,112	—	(4,198)	(3,181)	(50,869)	10,892	28,864	—

Total#		$526,309	$1,358	$(51,892)	$(20,700)	$(183,538)		$215,940	$2,395

International Value Fund
Arch Capital Group Ltd.*	22,709	$867,017	$52,930	$(60,077)	$4,309	$162,914	22,578	$1,027,093	$—
Sensata Technologies Holding plc	—	—	488,518	—	—	(121,411)	8,887	367,107	944

Total		$867,017	$541,448	$(60,077)	$4,309	$41,503		$1,394,200	$944

Small Cap Fund
Vapotherm, Inc.*†	1,323	$29,455	$666	$(8,489)	$(30,484)	$8,852	—	$—	$—

Total#		$29,455	$666	$(8,489)	$(30,484)	$8,852		$—	$—

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of June 30, 2022.
*	Non-income producing security.
#	Total value as of June 30, 2022 is presented only for those issuers that were affiliates as of June 30, 2022.